Supplement dated May 1, 2003
                          to the Prospectus and SAI of

                      Valuemark(R) II/III Variable Annuity
                        Valuemark(R) IV Variable Annuity
                    Valuemark(R) Income Plus Variable Annuity
                    USAllianz Charter(TM) II Variable Annuity
                     USAllianz Alterity(R) Variable Annuity
                  USAllianz LifeFund SM Variable Life Insurance
                    USAllianz High Five(TM) Variable Annuity
                      USAllianz Rewards(R) Variable Annuity
                     USAllianz Advantage(R) Variable Annuity
                   USAllianz Opportunity(TM) Variable Annuity
                                Dated May 1, 2003

                                   Issued By

   Allianz Life Insurance Company of North America or Allianz Life Insurance
                              Company of New York
                                       and
  Allianz Life Variable Account A, B, or Allianz Life of NY Variable Account C


This supplement updates information contained in the prospectus and Statement of Additional Information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

As of May 1, 2003 the Van Kampen Capital Preservation Portfolio is not currently available as an Investment Choice under the contracts referenced above.



                                                                    PRO-001-0503

                        SUPPLEMENT DATED DECEMBER 8, 2003
          TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

                     USALLIANZ ADVANTAGE(R) VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                   USALLIANZ OPPORTUNITY(TM) VARIABLE ANNUITY
                 DATED MAY 1, 2003, AS SUPPLEMENTED MAY 1, 2003

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

Effective December 8, 2003, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ AllianceBernstein Technology Fund, which will now be known as the USAZ Oppenheimer Emerging Technologies Fund.




                                                              PRO-004-0503



                        SUPPLEMENT DATED JANUARY 1, 2004
                              TO THE PROSPECTUS OF

                     USALLIANZ ADVANTAGE(R) VARIABLE ANNUITY
                    USALLIANZ OPPORTUNITY(R) VARIABLE ANNUITY
                                DATED MAY 1, 2003

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


THIS SUPPLEMENT UPDATES THE FOLLOWING INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

The Fixed Account is not available as an Investment Choice for Contracts issued after January 12, 2004.

                                                                   PRO-005-0503


            THE USALLIANZ OPPORTUNITY(TM) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY


                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


                                       AND


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes an individual flexible purchase payment variable deferred annuity contract ("Contract") issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases. The Contract is called a "deferred" annuity contract because Annuity Payments to you from the Contract are deferred until the Payout Phase, the second of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or your variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select.


The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. Any withdrawals are treated as from Purchase Payments first and then earnings.

We deduct a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal, on an annual basis, to 0.50% of the daily net asset value of the contracts invested in the Investment Options. The withdrawal charge is also higher and extends for a longer period of time due to the bonus.

We expect to recoup the cost of the bonus through collection of the higher charges. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by higher mortality and expense risk charges.

If you cancel your Contract during the free look period, we will pay you the Contract Value less the amount of the bonus. If your Contract is an Individual Retirement Annuity we will pay you your initial Purchase Payment.


You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and they also include any available Fixed Account Investment Choices. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. You can select up to ten Investment Options. We may add, substitute or remove Investment Choices in the future. AN ALLOCATION TO THE VAN KAMPEN CAPITAL PRESERVATION PORTFOLIO INVOLVES CERTAIN TRADING RESTRICTIONS. FOR MORE INFORMATION, SEE SECTION 4, INVESTMENT OPTIONS - TRANSFERS.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCEBERNSTEIN
USAZ AllianceBernstein Growth and Income Fund*
USAZ AllianceBernstein Large Cap Growth Fund*
USAZ AllianceBernstein Technology Fund*

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio*
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA*
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund*
USAZ PIMCO PEA Renaissance Fund*
USAZ PIMCO PEA Value Fund*

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
Van Kampen Capital Preservation Portfolio
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

*The Investment Option name has changed as of the date of this prospectus as follows:

CURRENT NAME                                      PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund     USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund      USAZ Alliance CapitalLarge Cap Growth Fund
USAZ AllianceBernstein Technology Fund            USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio        Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                   Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund             USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                   USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                         USAZ PIMCO Value Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: May 1, 2003 [as supplemented May 1, 2003, December 8, 2003 and January 1, 2004]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary                                                  4

Fee Tables                                               6

1.The Variable Annuity Contract                         10

     Ownership                                          10
         Contract Owner                                 10
         Joint Owner                                    10
         Annuitant                                      10
         Beneficiary                                    10
         Assignment                                     11

2. Annuity Payments (The Payout Phase)                  11
     Income Date                                        11
     Annuity Payments                                   11
     Partial Annuitization                              11
     Annuity Options                                    12

3. Purchase                                             13
     Purchase Payments                                  13
     Bonus                                              13
     Automatic Investment Plan                          14
     Allocation of Purchase Payments                    14
     Tax-Free Section 1035 Exchanges                    14
     Faxed Applications                                 14
     Free Look/Right to Examine                         15
     Accumulation Units                                 15

4.   Investment Options 15 Substitution and Limitation on
         Further Investments                            21
     Transfers                                          21
         Telephone Transfers                            22
         Excessive Trading                              23
     Dollar Cost Averaging Program                      23
     Flexible Rebalancing                               23
     Financial Advisers -
         Asset Allocation Programs                      24
     Voting Privileges                                  24

5.   The Fixed Account                                  24

6.   Expenses                                           24
     Separate Account Expenses                          24
         Mortality and Expense Risk Charge              24
     Contract Maintenance Charge                        25
     Withdrawal Charge                                  25
         Partial Withdrawal Privilege                   26
         Reduction or Elimination of the
              Withdrawal Charge                         26
     Transfer Fee                                       26
     Premium Taxes                                      26
     Income Taxes                                       26
     Investment Option Expenses                         27

7. Taxes                                                27
    Annuity Contracts in General                        27
    Qualified Contracts                                 27
    Multiple Contracts                                  28
    Partial 1035 Exchanges                              28
    Distributions-- Non-Qualified Contracts             28
    Distributions-- Qualified Contracts                 29
    Diversification                                     30

8. Access to Your Money                                 30
    Systematic Withdrawal Program                       30
    Minimum Distribution Program                        31
    Suspension of Payments or Transfers                 31

9.    Performance and Illustrations 31

10. Death Benefit                                       32
    Upon Your Death                                     32
    Death of Annuitant                                  34

11. Other Information                                   34
    Allianz Life of New York                            34
    The Separate Account                                34
    Distribution                                        34
    Additional Credits for Certain Groups               35
    Administration                                      35
    Financial Statements                                35

12.   Glossary                                          36

13.   Table of Contents of the Statement of
        Additional Information                          37

14.   Privacy Notice                                    38

 Appendix - Condensed Financial                         39
    Information

SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity contract offered by Allianz Life of New York provides a means for investing on a tax-deferred basis in the Investment Choices. The Contract is intended for retirement savings or other long-term investment purposes.

You can purchase the Contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.

The Contract provides a basic death benefit which is the Traditional Death Benefit. Or if you prefer, you can choose the Enhanced Death Benefit.


The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under this Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life of New York does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information see section 4, Investment Options-Financial Advisers-Asset Allocation Programs.


We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.


ANNUITY PAYMENTS: The Income Date is the date you begin receiving Annuity Payments. You generally can elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to receive any part of your Annuity Payments as a variable payout, the dollar amount of your payments will go up or down based on the performance of the Investment Options. See section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy the Contract with $35,000 or more if you are younger than age 81 on the Issue Date. You can make additional Purchase Payments of any amount ($100 minimum if you select our automatic investment plan) any time during the Accumulation Phase until the oldest Contract Owner attains age 81. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities). Your registered representative can help you complete the appropriate forms. For more information, see section 3, Purchase.


BONUS: During the Accumulation Phase, for all Purchase Payments you make prior to age 81, we will credit your Contract with a bonus at the time of contribution to the Contract. The bonus credited to your contact is 6% of the Purchase Payment. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the Free Look period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may mitigate this risk by allocating to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).


INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions (see section 4, Investment Options-Transfers). You can make transfers between the Investment Choices as permitted in section 4, Investment Options - Transfers. (Also see section 5, The Fixed Account.)


EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


Each year, we deduct a $30 contract maintenance charge from your Contract during both the Accumulation and Payout Phases of your Contract. We currently waive this charge if the Contract Value is at least $100,000.

We deduct a mortality and expense risk charge (M&E Charge) from the assets in the Separate Account. The M&E charge varies depending upon whether you select the Traditional Death Benefit or the Enhanced Death Benefit. We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. The annual total Separate Account charge is equal to 1.90% if you select the Traditional Death Benefit and 2.10% if you select the Enhanced Death Benefit. If you take money out of the Contract, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8.5% in the first year and declines to 0% after 9 complete years from the date each Purchase Payment was received. See section 6, Expenses-Withdrawal Charge.


You can make 12 free transfers each year. After that, we deduct a $25 transfer fee for each additional transfer. We reserve the right to restrict the number of transfers to 12 transfers per year.

Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002, these expenses and fees ranged, on an annual basis, from 0.51% to 3.78% of the average daily value invested in the Investment Option before reimbursement.

We will pay sales commissions to broker-dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. See section 7, Taxes

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge (see section 6, Expenses). You may also have to pay income tax and a tax penalty on any money you take out (see section 7, Taxes for more information on the tax implication of withdrawals.) The IRS may apply limits on withdrawals under certain Qualified Contracts. Also See section 8, Access to your Money.


DEATH BENEFIT: If you die during the Accumulation Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies. There may be a death benefit during the Payout Phase depending on the selected Annuity Option. See section 10, Death Benefits.

FREE-LOOK/RIGHT TO EXAMINE: You can cancel the contract within ten days after receiving it. We will pay you the Contract Value less any bonus credited to your account on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an individual retirement annuity, we will refund the Purchase Payment. The free look provision under the Contract is also called the right to examine. See section 3, Purchase - Free Look/Right to Examine.

PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life of New York and its affiliated companies is provided in this prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See the Privacy Notice that appears in the back of this prospectus.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

FEE TABLES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES


The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase or if you make transfers. Taxes, also may apply, although they do not appear in these tables. For more information see section 6, Expenses.



WITHDRAWAL CHARGE*
(as a percentage of each Purchase Payment withdrawn)


                           NUMBER OF COMPLETE YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT    CHARGE
                                     0                      8.5%
                                     1                      8.5%
                                     2                      8.5%
                                     3                      8.0%
                                     4                      7.0%
                                     5                      6.0%
                                     6                      5.0%
                                     7                      4.0%
                                     8                      3.0%
                                     9 years or more        0.0%


Transfer Fee ........  First 12 transfers in a Contract year are free.
                       Thereafter, the fee is currently $25. We reserve the right to restrict the number of transfers to twelve transfers per year. Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not currently counted.


CONTRACT OWNER PERIODIC EXPENSES

The following tables describe the fees and expenses that you will pay periodically during both the Accumulation and Payout Phases in addition to the Investment Option fees and expenses.


CONTRACT MAINTENANCE CHARGE**....................   $30 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)


                                             TRADITIONAL         ENHANCED
                                            DEATH BENEFIT      DEATH BENEFIT

Mortality and Expense Risk Charge***            1.90%              2.10%


* You may make partial withdrawals of up to a total of 10% of Purchase Payments and no withdrawal charge will be assessed. See "Access to Your Money" for additional options. This free withdrawal privilege is non-cumulative, which means that if you do not use your 10% free privilege in a given year, it does not carry over to the next year.
..
** The charge is waived if the Contract Value is at least $100,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all your Contracts.

*** The total Separate Account charge during the Payout Phase is charged daily at an annual rate of 1.90% of average daily account value in the Investment Options, regardless of which benefits you selected.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                MINIMUM          MAXIMUM
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES* (INCLUDING MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)
    before fee waivers and expense reimbursements                                 0.51%            3.78%

*Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.



------------------------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                            WAIVERS OR EXPENSE REIMBURSEMENTS         AMOUNT OF      OPERATING
                                                                                                     CONTRACTUAL  EXPENSES AFTER
                                                                                                      FEE WAIVERS    CONTRACTUAL
                                                                                                         AND        FEE WAIVERS OR
                                                                                                     REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                                                                          REIMBURSEMENTS
                                                         MANAGEMENT             OTHER
                                                            FEES     12B-1     EXPENSES       TOTAL
                                                                    FEES**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                 .75%       .25%       1.19%      2.19%       1.09%         1.10%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                   .80        .25        1.83       2.88        1.73          1.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                     .85        .25        2.68       3.78        2.58          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                        .90        .25        2.55       3.70        2.45          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)            1.00        .25         .93       2.18        1.08          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)             1.00        .25         .90       2.15        1.05          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund (1)                   1.00        .25        1.36       2.61        1.36          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                  .75        --          .24        .99          --           .99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                      .75        --          .08        .83          --           .83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25    --              .60          --           .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                       .25        .25         .01        .51          --           .51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .57        .25         .03        .85          --           .85
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2          .49        .25         .04        .78          --           .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                  .60        .25         .03        .88          --           .88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)            .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .05       1.05          --          1.05
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                  .53        .25         .04        .82          --           .82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2           .75        .25         .04       1.04         .01          1.03
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                    .53        .25         .31       1.09         .05          1.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),       .59        .25         .20       1.04         .03          1.01
(4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .04        .79          --           .79
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .23       1.28          --          1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2), (4)              .60        .25         .21       1.06         .01          1.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .33       1.83          --          1.83
(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)          .70        .25         .20       1.15         .02          1.13
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .06       1.12          --          1.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                     .875       .25        2.235      3.36        2.11          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                      .75        .25         .37       1.37          --          1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2 (5)      .85        .25         .70       1.80          --          1.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class        .90        .25        1.19       2.34          --          2.34
2 (5)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         .65        --          .02        .67          --           .67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                               .74        --          .03        .77          --           .77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                               .68        --          .01        .69          --           .69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25        1.28       2.38        1.13          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (6)             .25        --          .51        .76         .01           .75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class                 .25        --          .41        .66          --           .66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .26        .66         .01           .65
Admin. Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (6)            .25        --          .41        .66         .01           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (7)                  .75        .25         .25       1.25          --          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25        1.30       2.30        1.20          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .40       1.40         .30          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .78       1.78         .68          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .18       1.18          --          1.18
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                        .35        .25         .27        .87          --           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Capital Preservation Portfolio - Class 2           .45        --          .55       1.00          --          1.00
(7), (9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25        1.97       3.12        1.87          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .775       .25         .455      1.48         .28          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .97       2.07         .97          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (7)                .95        .25         .15       1.35          --          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .775       .25         .555      1.58         .48          1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                               .85        .25        1.21       2.31        1.11          1.20
------------------------------------------------------------------------------------------------------------------------------------

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.

(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio and the USAZ Van Kampen Global Franchise Fund commenced operations as of May 1, 2003. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

(9) The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee will be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total expenses exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion.



EXAMPLES
--------------------------------------------------------------------------------

The expenses for your Contract may be different than those shown in the examples below depending upon which benefits, or combination of benefits, if any, you select.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses (except the commutation fee), Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

o You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus or any premium tax.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $7.50 based on an assumed average Contract size of $40,000.

o For additional information, see "Expenses."

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for Contracts with:

                  a) the Traditional Death Benefit

                  b) the Enhanced Death Benefit

----------------------------------------------------------------------- ------------ ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
3.78% (the maximum)                                                     a)$1,339     a)$2,474      a)$3,460      a)$5,566
                                                                        -----------  b)$2,528      b)$3,543      b)$5,703
                                                                        b)$1,358
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
0.51% (the minimum)                                                     a)$1,017     a)$1,539      a)$1,953      a)$2,821
                                                                        b)$1,037     b)$1,599      b)$2,053      b)$3,019
----------------------------------------------------------------------- ------------ ------------- ------------- ------------




You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal or if you apply your Contract value to an Annuity Option for Contracts with:

         a) the Traditional Death Benefit

         b) the Enhanced Death Benefit



------------------------------------------------------------------------- ---------- ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE          1 YEAR     3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
3.78% (the maximum)                                                       a)$574     a)$1,709      a)$2,830      a)$5,566
                                                                          b)$593     b)$1,763      b)$2,913      b)$5,703
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
------------------------------------------------------------------------- ---------- ------------- ------------- ------------
0.51% (the minimum)                                                       a)$252     a)$774        a)$1,323      a)$2,821
                                                                          b)$272     b)$834        b)$1,423      b)$3,019
------------------------------------------------------------------------- ---------- ------------- ------------- ------------



See the Appendix for Accumulation Unit Values - Condensed Financial Information

1.THE VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------

This prospectus describes a flexible purchase payment, tax deferred variable annuity Contract.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements and other restrictions.

o A deferred annuity contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and/or the Annuity Payments vary depending on the performance of the underlying Investment Options.


An annuity is a contract between you as the Contract Owner and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay you (or someone else you choose-the payee) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least thirteen months after you buy the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your investment choices include the Investment Options and any available Fixed Account option. You cannot invest in more than ten Investment Options at any one time. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed.


The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of any variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.


The Contract may also contain a Fixed Account option. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.


We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP


CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Generally, any Joint Owner must be the spouse of the other Contract Owner. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, there may be a requirement that the Owner be the Annuitant.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT. An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.



2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------


INCOME DATE


You can annuitize your Contract and receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. If you do not select an Income Date at Contract issue we will select one for you. Your Income Date is specified in your Contract. The earliest Income Date you can select is 13 months after the issue date and must be the first day of a calendar month. Your Income Date must not be later than the first day of the calendar month following the Annuitant's 90th birthday, or the maximum date permitted under applicable law. You may make an authorized request for a different Income Date after the Issue Date; however, any such request is subject to our approval. The period of time beginning on the Income Date during which Annuity Payments are made is the annuity period.


ANNUITY PAYMENTS

On the Income Date, the amount available for Annuity Payments is based on the Adjusted Contract Value and will be applied under the Annuity Option you have selected. The Adjusted Contract Value is equal to the Contract Value at the time of annuitization less any applicable Premium Tax.

Generally, you can elect to receive your annuity payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Under Option 6, the amount available for Annuity Payments is the Adjusted Contract Value and is only available as a fixed payout.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. Your Annuity Payment must be at least $20. We will not allow amounts less than $2,000 to be applied under any Annuity Option. After the Income Date, you will not be able to make a transfer from a Fixed Annuity Option to a Variable Annuity Option (but can do the reverse). Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and the mortality table specified in your Contract.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1) the amount available and the Annuity Option based on the investment performance in the Investment Option(s) on the Income Date,

2) the assumed investment return used in the annuity table for the Contract, and

3)  the performance of the Investment Option(s) you selected.

You can choose a 3% or 4.5% assumed investment return (AIR). Using a higher AIR results in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other payment option to which we agree, prior to your Income Date. You may, at any time before the Income Date, select and/or change the Annuity Option with at least 30 days notice to us. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, Option 2 on a variable basis, which provides a life annuity with 5 years of monthly payments guaranteed, will be automatically applied. Upon the death of the Contract Owner, if different from the Annuitant, the Beneficiary will receive the annuity payments.


OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant and ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant with a guarantee that if at the Annuitant's death there have been fewer than 60, 120, 180, or 240 monthly Annuity Payments made as selected, monthly Annuity Payments will continue for the remainder of the guaranteed period. Alternatively, the Contract Owner may elect to receive a lump-sum payment equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date proof of the Annuitant's death is received at the Service Center, commuted at an appropriate rate as defined below. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values. For a fixed Annuity Option, the commutation rate will be the Statutory Calendar Year Interest Rate based on the New York's Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. For a variable Annuity Option, the commutation rate will be the Assumed Investment Return.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of the Annuitant, if the Joint Annuitant is then living, Annuity Payments will continue to be paid during the remaining lifetime of the Joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the Joint Annuitant. Monthly Annuity Payments will continue to be paid during the remaining lifetime of the Joint Annuitant at 100% of the previous level. The Company guarantees that if at the last death of the Annuitant and the Joint Annuitant, there have been fewer than 60, 120, 180, or 240 monthly Annuity Payments made as selected, monthly Annuity Payments will continue to be made for the remainder of the guaranteed period. Alternatively, the Contract Owner may elect to receive a lump-sum payment equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date proof of the Annuitant's and Joint Annuitant's death is received at the Service Center, commuted at an appropriate rate as defined below. Proof of death of the Annuitant and Joint Annuitant and return of the Contract are required prior to the payment of any commuted values. For a fixed Annuity Option, the commutation rate will be the Statutory Calendar Year Interest Rate based on the New York's Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. For a variable Annuity Option, the commutation rate will be the Assumed Investment Return.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death with a guarantee that after the Annuitant's death, you may receive a refund. For a Fixed Annuity the amount of the refund will be any excess of the amount available for Annuity Payments applied under this Option over the sum of all Annuity Payments made under this Option. For a Variable Annuity the amount of the refund will depend on the current sub-account allocation and will be the sum of Refund Amounts attributable to each Investment Option. The Refund Amount for a given Investment Option is calculated using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where: (1) = Annuity Unit value of that given Investment Option when claim proofs are received. (2) = The amount available for Annuity Payments at the time of annuitization. (3) = Allocation percentage in that given Investment Option (in decimal form) when claim proofs are received.
         (4) = Current number of Annuity Units used in determining each Annuity Payment attributable to that given Investment Option.
         (5) = Dollar value of first Annuity Payment. (6) = Number of Annuity Payments made since annuitization.

This calculation will be based upon the allocation of Annuity Units actually in-force at the time claim proofs are received at the Service Center. There will be no refund paid if the total refund determined using the above calculations is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY (FIXED PAYOUT ONLY). Monthly fixed Annuity Payments are paid for a specified period of time. The Specified Period Certain is elected by the Contract Owner and must be specified as a whole number of years from 10 to 30. If at the time of the last death of the Annuitant and any Joint Annuitant, the Annuity Payments actually made have been for less than the Specified Period Certain, then Annuity Payments will be continued thereafter to the Contract Owner for the remainder of the Specified Period Certain. This option is available on a fixed basis only.



3.PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A Purchase Payment is the money you put into in the Contract during the Accumulation Phase. The Purchase Payment requirements for this Contract are:

o   the minimum initial payment we will accept is $35,000.

o the maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).

o you can make additional Purchase Payments of any amount ( $100 minimum if you have selected the automatic investment plan) any time during the Accumulation Phase until the oldest Contract Owner attains age 81.

At the time you buy the Contract, both you and the Annuitant must be under age 81 on the Issue Date to purchase this Contract.


This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.


BONUS

During the Accumulation Phase, we will credit each net Purchase Payment you make prior to your and any Joint Owner's 81st birthday with a bonus of 6% at the time it is made. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

The bonus will be credited to your Contract subject to the following terms:

1) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of income taxation and the withdrawal charge.

2) All gains and losses attributable to bonus amounts and the bonus are part of the Contract Value.

All bonus amounts are paid from the general account assets of Allianz Life of New York.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the Free Look period you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may mitigate this risk by allocating to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).

AUTOMATIC INVESTMENT PLAN


The automatic investment plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under section 401 or 403(b) of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. The bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in up to 10 Investment Options. We may change this in the future. However, we will always allow you to invest in at least 10 Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.


TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.



FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive back whatever your Contract is worth on the day we receive your request less any bonus. You will receive any gains or losses associated with the bonus. If you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices you have selected on your application. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS


The Contract value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the charges of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment and bonus amount allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every business day we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The net investment factor is determined by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

o multiplying it by one minus the amount of the total Separate Account expense for the period and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.

We calculate the Separate Account Contract Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

Every business day, we calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes and then credit your Contract.


EXAMPLE:


On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 6%. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240.00 Accumulation Units of that Investment Option.


4.Investment Options
--------------------------------------------------------------------------------



The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. For more information, see Transfers.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative or us (at the toll free number listed at the back of this prospectus). Copies of the Investment Option prospectuses will be sent to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the Annual Operating Expenses of the Investment Options table in this prospectus. For more information about share classes, see the Investment Option prospectuses.


The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -------------------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM                      USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                        X                                 Superior      At least 80% of assets in
                          AllianceBernstein                                             long-term     securities of companies
                          Technology Fund                                               growth of     involved with innovative
                                                                                        capital       technologies.
 ----------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers/                                                               consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen             Van Kampen Capital             X                              Stability of  Invests primarily in U.S
   o managed by Morgan    Preservation Portfolio                                        principal     Government securities,
     Stanley Asset                                                                      while earning securities issued, sponsored
     Management  Inc.                                                                   current       or guaranteed by a federal
     dba Van                                                                            income that   agency or federally sponsored
     Kampen/Dwight Asset                                                                exceeds money agency, investment grade
     Management Company                                                                 market        corporate bonds, mortgage and
                                                                                        rates         asset-backed securities,
                                                                                                      regardless of maturity, and to
                                                                                                      a limited extent, non-dollar
                                                                                                      denominated securities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in
                          Emerging Growth Fund                                          appreciation  portfolios of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life of New York. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee. We currently allow you to make as many transfers as you want to each year. We may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Choice. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or our judgment, an Investment Choice would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Choice, regardless of their activity. There is no minimum required transfer amount.


The following applies to any transfer:

1. We may choose not to allow you to make transfers during the free look/right to examine period.

2. Your request for a transfer must clearly state:

    o which Investment Choices are involved in the transfer; and

    o how much the transfer is for.

3. We require a minimum time period between transfers involving the Van Kampen Capital Preservation Portfolio. If you make a transfer out of this Investment Option, you cannot transfer money to the USAZ Money Market Fund or any available Fixed Account option for 90 calendar days. This restriction does not prevent the application of new Purchase Payments to the USAZ Money Market Fund or a Fixed Account Option. It also does not apply to transfers under the DCA program or flexible balancing.

4.  You cannot make any transfers within 7 calendar days prior to your Income
    Date.

5. After the Income Date, during the annuity period, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6. After the Income Date, during the annuity period, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

7. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:

    o the requirement of a minimum time period between each transfer;

    o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner; or

    o limiting the dollar amount that you may transfer at any one time; or

    o not accepting telephone or fax transfer instructions

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and/or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law at any time without prior notice to any party.

Certain Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Option prospectuses regarding any applicable transfer restrictions.

An allocation to the Van Kampen Capital Preservation Portfolio is subject to certain trading restrictions. In the event that you make an allocation to the Van Kampen Capital Preservation Portfolio and subsequently transfer Contract Value from that option, you cannot transfer money to the USAZ Money Market Fund or to any available Fixed Account Investment Choice for a period of ninety (90) calendar days. We will not accept transfer instructions that are contrary to these trading restrictions and will notify you if we are unable to process your request. These trading restrictions will not affect your ability to make full or partial withdrawals (as opposed to transfers) from the USAZ Money Market Fund, the Van Kampen Capital Preservation Portfolio, or a Fixed Account Investment Choice. These restrictions also do not prevent the application of new Purchase Payments to the USAZ Money Market Fund or a Fixed Account Investment Choice, and they do not apply to DCA or flexible balancing transfers.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either one of you. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to the USAllianz Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Choices, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract Owners and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Choice you transfer from may not be the Investment Option(s) you transfer to in this program. If a Fixed Account is available, you cannot dollar cost average to it. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


Generally, the Dollar Cost Averaging Program requires a minimum participation of at least six months. You must have a $1,500 minimum allocation to participate in the program.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect this program by properly completing the Dollar Cost Averaging form provided by us. Your participation in the program will end when any of the following occurs:

o   the number of desired transfers has been made;

o you do not have enough money in the Investment Choice(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or

o   the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee, and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

FLEXIBLE REBALANCING


You may choose to have us rebalance you account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account Investment Choices, if available, are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in the flexible rebalancing program, the transfers made under the program are not currently taken into account in determining any transfer fee, and you will not be charged additional fees for participation in this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS


If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from the value of your Contract to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.


VOTING PRIVILEGES


Allianz Life of New York is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life of New York owns on its own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.



5.THE FIXED ACCOUNT
-------------------------------------------------------------------------------


We may change the terms of the Fixed Account in the future. Please contact us for the most current terms.

Any amounts that you allocate to an available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.


6.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are listed below:

SEPARATE ACCOUNT EXPENSES


Each business day during the Accumulation Phase, we make a deduction from your Separate Account assets for mortality and expense risk ("M&E") charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The Separate Account expense consists of:

MORTALITY AND EXPENSE RISK CHARGE. The amount of the charge depends on whether you select the Traditional Death Benefit or the Enhanced Death Benefit. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis.

     o Traditional Death Benefit: The charge is equal, on an annual basis, to 1.90% of the average daily value of the Contract invested in an Investment Option.

     o Enhanced Death Benefit: The charge is equal, on an annual basis, to 2.10% of the average daily value of the Contract invested in an Investment Option.


This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments), the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the Separate Account charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We deduct a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the daily net asset value of the contracts invested in the Investment Options. The withdrawal charge is also higher and extends for a longer period of time due to the bonus.

We expect to recoup the cost of the bonus through collection of the higher charges. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time the amount of the bonus may be offset by higher charges.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, we deduct $30 from the Contract Value as a contract maintenance charge. The charge is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Choices in which you are invested. The charge is for administrative expenses.

If you make a full withdrawal from your Contract other than on a Contract anniversary, we will deduct the full contract maintenance charge. During the Payout Phase the charge will be collected monthly out of each Annuity Payment.


However, if your Contract Value is at least $100,000 when the deduction for the charge is to be made, we will not deduct this charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if your Adjusted Contract Value at the Income Date is $100,000. If the Contract is owned by a non-individual (e.g., a qualified plan or a trust), we will look to the Annuitant to determine whether to assess the charge.


WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within nine years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may also be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments under the free withdrawal privilege and do not assess a withdrawal charge on these payments.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are nine or more years old). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:


                              NUMBER OF COMPLETE
                             YEARS SINCE RECEIPT
                              OF PURCHASE PAYMENT          CHARGE
                             ------------------------------------------
                                      0                     8.5%
                                      1                     8.5%
                                      2                     8.5%
                                      3                     8.0%
                                      4                     7.0%
                                      5                     6.0%
                                      6                     5.0%
                                      7                     4.0%
                                      8                     3.0%
                               9 years or more              0.0%



For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount. Example: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00.



After we have had a Purchase Payment for 9 full years, there is no charge if you withdraw that Purchase Payment. The charge is calculated at the time of each withdrawal. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.


NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, you can make multiple withdrawals of any type up to 10% of Purchase Payments (less any previous withdrawals taken in the current Contract year which were not subject to a withdrawal charge) and no withdrawal charge will be deducted from this amount. If you make a withdrawal of more than the amount described above, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, 10% is taken without withdrawal charge (less any previous withdrawals taken in the current Contract year which were not subject to a withdrawal charge). This free withdrawal privilege is non-cumulative, which means that if you do not use your 10% free privilege in a given year, it does not carry over to the next year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. See "Access to Your Money," for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Allianz Life of New York to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

TRANSFER FEE


You can currently make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. We reserve the right to restrict the number of transfers to twelve transfers per year. The transfer fee will be deducted from the Investment Choice from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from multiple Investment Choices, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count toward the limitation on transfers in determining the transfer fee.


PREMIUM TAXES


Premium taxes are not generally applicable to your contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from the value of the Contract if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable.


INCOME TAXES

We reserve the right to deduct from the Contract any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Annual Operating Expenses of the Investment Options table in this prospectus and the prospectuses for the Investment Options.



7.TAXES
-------------------------------------------------------------------------------



NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.


Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following sections).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.


QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

o QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the issue date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator to act on its behalf. The plan is responsible for all tax reporting.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity Contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.


PARTIAL 1035 EXCHANGES



Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


You, as the Owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the payee has received all of the Purchase Payment are fully included in income.

If the value of your Contract exceeds your Purchase Payment, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:


1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS

The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code); and

9) for TSA or 403(b) Contracts, distributions made to an employee after separation from service after age 55; and

10) distributions made to an alternate payee pursuant to a qualified domestic order (does not apply to an IRA).

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under 403(b) plans.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life of New York would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.


Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.



8.ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

o by making a withdrawal or liquidation;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.

In general, withdrawals can only be made during the Accumulation Phase.

When you make a full withdrawal you will receive the Contract Value on the day the withdrawal request is received at the USAllianz Service Center:

o less any applicable withdrawal charge,

o less any premium tax, and

o less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)


Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from all the Investment Choices you selected if there is sufficient value for the withdrawal. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract.


We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED. (SEE
SECTION 7, TAXES).


SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, we offer a program which provides automatic monthly or quarterly payments to you. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without us deducting a withdrawal charge is limited to 10% of your Purchase Payments for that year. This is determined on the last business day prior to the day your request is received. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day. You will not be charged additional fees for participating in this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract and you are age 70 1/2 or older, you may elect the Minimum Distribution Program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such withdrawals will not be subject to a withdrawal charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution withdrawals will be subject to any applicable withdrawal charge.


You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time. Minimum distribution is not currently supported for 403(b) contracts. However, this may change in the future.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


9.PERFORMANCE and Illustrations
-------------------------------------------------------------------------------



We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts). We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the Separate Account charges, contract maintenance charge, withdrawal charges and the expenses of the Investment Options. Bonus amounts may be reflected in certain performance presentations. Any presentation that contains a bonus will also incorporate any applicable withdrawal charge.


We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, we have prepared performance information that can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain Contract expenses. Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option prospectuses for more information.


We may in the future also advertise yield information. If we do, we will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised is based on historical data. It does not guarantee future results of the Investment Options.

We may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or accumulation phase, or the "pay-out", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization or a combination of a fixed and variable annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed pay-out illustration would be based upon the annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, and the Separate Account expenses. Contract maintenance charges may or may not be deducted. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features that apply. For withdrawal values, the withdrawal charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that we give to customers are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in the appendix to the SAI. This information is incorporated herein by reference.


10.DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected.

At the time of application, you must select one of the following death benefits:

o        Traditional Death Benefit
o        Enhanced Death Benefit

If you do not make a selection, the Traditional Death Benefit is the death benefit.

If the Contract is not owned by a natural person or a trust for the benefit of a natural person, then the death benefit options listed below are not available. In such a case, the death benefit will be the Contract Value determined as of the end of the business day all claim proofs and payment election forms are received at the USAllianz Service Center.

Once the Contact is issued, the selection of the death benefit cannot be changed. The mortality and expense risk charge is higher for the Enhanced Death Benefit. Please refer to the Contract and applicable endorsement in your Contract for specific terms and conditions of the death benefits.

TRADITIONAL DEATH BENEFIT - If you select the Traditional Death Benefit, we will pay your Beneficiary the greater of the following amounts.

o The Contract Value determined as of the end of the business day when all claim proofs and payment election forms are received by the Service Center; or

o The Purchase Payments you have made reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed.

ENHANCED DEATH BENEFIT - If you select the Enhanced Death Benefit, we will pay your Beneficiary the greatest of the following amounts.

o The Contract Value determined as of the end of the business day when all claim proofs and payment election forms are received by the Service Center;

o The Purchase Payments you have made reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed: or

o The maximum Contract Value on each Contract anniversary, until your 81st birthday or date of death increased by subsequent Purchase Payments and reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed since that Contract anniversary.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk which will be borne by the Beneficiary. Any premium taxes owed are deducted from the death benefit amount.

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the death benefit. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.


If the Contract Owner has not previously designated a death benefit option, a Beneficiary must request the death benefit be paid under one of the death benefit options described below. If the sole Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York, or other governmental forms, are met, the payment will be made within 7 days unless the Suspension or Deferral of Payments Provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from the state of New York (when required).


OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. We will assess the full contract maintenance charge to each Beneficiary's portion on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The full contract maintenance charge will continue to be assessed to each Beneficiary's portion pro rata over the Annuity Payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT


If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust), then we will treat the death of the Annuitant as the death of the Contract Owner, and a new Annuitant may not be named.


If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


11.OTHER INFORMATION
--------------------------------------------------------------------------------



ALLIANZ LIFE OF NEW YORK

Allianz Life Insurance Company of New York, formerly Preferred Life Insurance Company of New York, 152 West 57th Street, 18th Floor, New York, New York 10019, was organized under the laws of the state of New York . We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do business in 6 states, including New York and the District of Columbia. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT


We established Allianz Life of NY Variable Account C (the Separate Account), formerly Preferred Life Variable Account C, under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.


The Separate Account holds the assets that underlie the Contracts, except assets allocated to any available Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our affiliate, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at HTTP://WWW.NASDR.COM or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, we enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker-dealer and/or reimburse the broker-dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.


In addition, we may also periodically pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances)


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION


Allianz Life of New York has hired Delaware Valley Financial Services, Inc.
(DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz Life of New York or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


FINANCIAL STATEMENTS


The financial statements of Allianz Life of New York and the Separate Account have been included in the Statement of Additional Information.

 12.Glossary
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ADJUSTED CONTRACT VALUE - the Contract Value at the time of annuitization less any applicable Premium Tax.

ANNUITY PAYMENTS - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any JOINT OWNER must be the spouse of the other Contract Owner.

CONTRACT VALUE - on any business day it is equal to the sum of your amounts in the Fixed Account and Separate Account, including any bonus.

FIXED ACCOUNT - part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.



13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                                 Page

Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal Charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Illustrations....................................  13
Federal Tax Status...............................  13
       General...................................  13
       Diversification...........................  13
       Multiple
       Contracts........................           14
       Contracts Owned by Other Than
           Natural Persons.......................  14
       Assignments, Pledges and
           Gratuitous Transfers..................  15
       Death Benefits............................  15
       Income Tax Withholding....................  15
       Required Distributions....................  15
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  16
       Qualified Contracts.......................  16
       Tax Treatment of Distributions -
           Qualified Contracts...................  18
Annuity Provisions...............................  19
       Fixed Annuity Payout......................  19
       Variable Annuity Payout...................  19
       Annuity Unit Value........................  19
Financial Statements.............................  20
Appendix A - Illustrations.......................  21

14. Privacy Notice
-------------------------------------------------------------------------------
A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)


WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of New York. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with the law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms; examples are: your name; address; and date of birth;

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;

o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o TO OUR SERVICE PROVIDERS--such as persons who: collect premiums; investigate claims; and administer benefits;

o AS PERMITTED BY LAW--examples are: to government regulators; to law enforcement agencies; and related to court orders;

o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it.

o     We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.

o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS:
(in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life of New York.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS:
(in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life of New York, a record of any subsequent disclosures of medical record information made by Allianz Life of New York, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2. The date of the receipt or examination; and

     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE OF NEW YORK CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
152 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
212-586-7733



                                                       Privacy Notice (R-2/2003)

APPENDIX - condensed financial information
-------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information (SAI).

Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the tables below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.


 (NUMBER OF UNITS IN THOUSANDS)    INCEPTION (09/27/2002)  TO DECEMBER 31, 2002

                                       TRADITIONAL         ENHANCED
                                      DEATH BENEFIT       DEATH BENEFIT
INVESTMENT OPTIONS                        1.90%                2.10%
-------------------------------------------------------------------------------
USAZ AIM BASIC VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.539               $7.529
Number of units outstanding at end of period   0                    0
USAZ AIM BLUE CHIP
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.989               $7.979
Number of units outstanding at end of period   0                    0
USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.523               $7.513
Number of units outstanding at end of period   0                    0
USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.057               $8.046
Number of units outstanding at end of period   0                    0
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.763               $7.745
Number of units outstanding at end of period   1                    0
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.151               $7.135
Number of units outstanding at end of period   0                    0
USAZ ALLIANCEBERNSTEIN TECHNOLOGY
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.202               $6.187
Number of units outstanding at end of period   0                    0
DAVIS VA FINANCIAL
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.510               $7.481
Number of units outstanding at end of period   0                    0
DAVIS VA VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.251               $7.223
Number of units outstanding at end of period   0                    0
DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.578               $7.568
Number of units outstanding at end of period   0                    0
DREYFUS STOCK INDEX
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.132               $8.121
Number of units outstanding at end of period   2                    0
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $10.925              $10.628
Number of units outstanding at end of period   0                    0
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $22.727              $22.031
Number of units outstanding at end of period   0                    0
FRANKLIN HIGH INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period              $15.194              $14.781
Number of units outstanding at end of period   0                    0
FRANKLIN INCOME SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $25.970              $25.264
Number of units outstanding at end of period   0                    0
FRANKLIN LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.408              $13.231
Number of units outstanding at end of period   0                    0
FRANKLIN REAL ESTATE
Unit value at beginning of period             NA                   NA
Unit value at end of period              $27.672              $26.920
Number of units outstanding at end of period   0                    0
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $23.114              $22.614
Number of units outstanding at end of period   0                    0
FRANKLIN SMALL CAP
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.520              $13.327
Number of units outstanding at end of period   0                    0
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.330               $9.243
Number of units outstanding at end of period   0                    0
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period             NA                   NA
Unit value at end of period              $21.854              $21.197
Number of units outstanding at end of period   0                    0
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period             NA                   NA
Unit value at end of period              $28.040              $27.278
Number of units outstanding at end of period   7                    0
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period             NA                   NA
Unit value at end of period              $32.570              $31.685
Number of units outstanding at end of period   0                    0
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $12.761              $12.605
Number of units outstanding at end of period   0                    0
MUTUAL SHARES SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.168              $13.007
Number of units outstanding at end of period   0                    0
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.226               $7.100
Number of units outstanding at end of period   0                    0
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $13.509              $13.217
Number of units outstanding at end of period   0                    0
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period              $14.583              $14.328
Number of units outstanding at end of period   0                    0
USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.633               $8.613
Number of units outstanding at end of period   0                    0
JENNISON 20/20 FOCUS
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.167               $8.156
Number of units outstanding at end of period   0                    0
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $4.038               $4.021
Number of units outstanding at end of period   0                    0
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $4.802               $4.782
Number of units outstanding at end of period   0                    0
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.594               $6.568
Number of units outstanding at end of period   1                    0
OPPENHEIMER HIGH INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.045               $9.010
Number of units outstanding at end of period   0                    0
OPPENHEIMER MAIN STREET
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.923               $6.896
Number of units outstanding at end of period   2                    0
USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.987               $7.977
Number of units outstanding at end of period   0                    0
PIMCO VIT HIGH YIELD
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.464               $9.427
Number of units outstanding at end of period   0                    0
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.742               $6.716
Number of units outstanding at end of period   0                    0
PIMCO VIT TOTAL RETURN
Unit value at beginning of period             NA                   NA
Unit value at end of period              $11.380              $11.336
Number of units outstanding at end of period  14                    1
USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.064               $8.045
Number of units outstanding at end of period   0                    0
USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.076               $8.057
Number of units outstanding at end of period   0                    0
USAZ PIMCO PEA VALUE FUND
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.053               $8.034
Number of units outstanding at end of period   0                    0
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period             NA                   NA
Unit value at end of period               $9.970               $9.932
Number of units outstanding at end of period   0                    0
USAZ MONEY MARKET
Unit value at beginning of period             NA                   NA
Unit value at end of period              $10.004               $9.965
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $5.309               $5.291
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.325               $7.301
Number of units outstanding at end of period   0                    1
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $6.045               $6.025
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period             NA                   NA
Unit value at end of period               $8.063               $8.036
Number of units outstanding at end of period   0                    0
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period             NA                   NA
Unit value at end of period               $7.052               $7.029
Number of units outstanding at end of period   1                    0



The PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund commenced operations under this Contract as of May 1, 2003, therefore no Accumulation Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract value, cash surrender value and death benefits change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102


You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     152 West 57th Street, 18th Floor,
       New York, New York 10019
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our service center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-624-0197







                                     PART B

                      SUPPLEMENT DATED ___________________
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   USALLIANZ OPPORTUNITY(TM) VARIABLE ANNUITY
                           DATED ____________________

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


This supplement updates information contained in the Statement of Additional Information (SAI) and should be attached to the SAI and retained for future reference.

In the Performance Information section, Charts B and D are replaced with the attached performance charts that reflect a mortality and expense risk charge of 2.40% for contracts with the Enhanced Death Benefit and the Guaranteed Minimum Income Benefit (GMIB).

In Appendix A of the SAI, the following disclosure is added to Costs and Expenses section of each Illustration narrative to reflect the charges associated with the GMIB:


     Mortality and Expense Risk Charge:
                                                   CHARGES FOR       CHARGES FOR
                                               CONTRACT WITH       CONTRACT WITH
                                                  NO GMIB              GMIB
       Traditional Death Benefit                     1.90%             2.20%
       Enhanced Death Benefit                        2.10%             2.40%


     The GMIB value is guaranteed to be the greater of the 5% Annual Increase Amount or Maximum Anniversary Value as described in the prospectus. The Fixed Account is unavailable if you elect the GMIB.

     The GMIB guarantees that your Annuity Payments will be equal to the greater of: 1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the GMIB value. Current and guaranteed payout rates will generally differ. The GMIB value is not available and is not used in the calculation of the Contract Value, death benefit or withdrawals. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (13 months from issue) annuitize your Contract Value under fixed and variable Annuity Options. If you do not hold your Contract for 10 years before annuitization, you cannot take advantage of the GMIB benefit.


Each Illustration example in Appendix A is revised to include the Guaranteed Minimum Income Benefit as an optional selected feature.


CHART B- CONTRACTS WITH ENHANCED DEATH BENEFIT AND GMIB (NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31, 2002
ACTUAL

                                                         COLUMN I                                   COLUMN II
----------------------------------------------------------------------------------------------------------------------
                                                                      SUBACCOUNT
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE       THREE FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR       YEAR           YEAR     YEAR
INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
----------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002
USAZ AIM Blue Chip                   5/1/2002
USAZ AIM Dent Demograpic Trend       5/1/2002
USAZ AIM International Equity        5/1/2002
USAZ AllianceBernstein Growth and   11/5/2001
Income
USAZ AllianceBernstein Large Cap    11/5/2001
Growth
USAZ AllianceBernstein Technology   11/5/2001
Davis VA Financial                   1/22/2001
Davis VA Value                       1/22/2001
Dreyfus IP Small Cap Stock Index     5/1/2002
Dreyfus Stock Index                  5/1/2002
Franklin Global Communications      1/24/1989
Securities - Class 21,2
Franklin Growth and Income          1/24/1989
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989
Franklin Income Securities          1/24/1989
Franklin Large Cap Growth            5/1/1996
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989
Franklin Rising Dividends           1/27/1992
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995
Franklin Small Cap Value             5/1/1998
Securities - Class 21,2
Franklin U.S. Government - Class    3/14/1989
22
Franklin Zero Coupon 2005 - Class   3/14/1989
1
Franklin Zero Coupon 2010 - Class   3/14/1989
1
Mutual Discovery Securities -       11/8/1996
Class 21,2
Mutual Shares Securities - Class    11/8/1996
21,2
Templeton Developing Markets         3/04/1996
Securities - Class 21,2,3
Templeton Foreign Securities         5/1/1992
Templeton Growth Securities          3/15/1994
USAZ Templeton Developed Markets     11/5/2001
Jennison 20/20 Focus                  5/1/2002
SP Jennison International Growth    12/15/2000
SP Strategic Partners Focused       12/15/2000
Growth
Oppenheimer Global Securities/VA     1/22/2001
Oppenheimer High Income/VA           1/22/2001
Oppenheimer Main Street/VA           1/22/2001
USAZ Oppenheimer Emerging Growth      5/1/2002
PIMCO VIT High Yield - Admin.        1/22/2001
Class PIMCO VIT StocksPLUS Growth and 1/22/2001
 Income
PIMCO VIT Total Return - Admin.      1/22/2001
 Class
USAZ PIMCO PEA Growth and Income     11/5/2001
USAZ PIMCO PEA Renaissance           11/5/2001
USAZ PIMCO PEA Value                 11/5/2001
Seligman Small-Cap Value - Class 1    1/22/2001
USAZ Money Market                     1/22/2001
USAZ Van Kampen Aggressive Growth     5/1/2001
USAZ Van Kampen Comstock              5/1/2001
USAZ Van Kampen Emerging Growth       5/1/2001
USAZ Van Kampen Growth and Income     5/1/2001
USAZ Van Kampen Growth                5/1/2001
-----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.

CHART D - CONTRACTS WITH ENHANCED DEATH BENEFIT AND GMIB (NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31, 2002
HYPOTHETICAL

                                                         COLUMN I                                   COLUMN II
----------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE       THREE FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR       YEAR           YEAR     YEAR
INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
----------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002
USAZ AIM Blue Chip                   5/1/2002
USAZ AIM Dent Demograpic Trend       5/1/2002
USAZ AIM International Equity        5/1/2002
USAZ AllianceBernstein Growth and   11/5/2001
Income
USAZ AllianceBernstein Large Cap    11/5/2001
Growth
USAZ AllianceBernstein Technology   11/5/2001
Davis VA Financial                   7/1/1999
Davis VA Value                       7/1/1999
Dreyfus IP Small Cap Stock Index     5/1/2002
Dreyfus Stock Index                 12/29/2000
Franklin Global Communications      1/24/1989
Securities - Class 21,2
Franklin Growth and Income          1/24/1989
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989
Franklin Income Securities          1/24/1989
Franklin Large Cap Growth            5/1/1996
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989
Franklin Rising Dividends           1/27/1992
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995
Franklin Small Cap Value             5/1/1998
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989
Franklin Zero Coupon 2005 - Class 1 3/14/1989
Franklin Zero Coupon 2010 - Class 1 3/14/1989
Mutual Discovery Securities -       11/8/1996
Class 21,2
Mutual Shares Securities - Class    11/8/1996
21,2

Templeton Developing Markets         3/04/1996
Securities - Class 21,2,3
Templeton Foreign Securities         5/1/1992
Templeton Growth Securities          3/15/1994
USAZ Templeton Developed Markets     11/5/2001
Jennison 20/20 Focus                12/15/2000
SP Jennison International Growth    12/15/2000
SP Strategic Partners Focused       12/15/2000
Growth
Oppenheimer Global Securities/VA    11/12/1990
Oppenheimer High Income/VA           4/30/1986
Oppenheimer Main Street/VA            7/5/1995
USAZ Oppenheimer Emerging Growth      5/1/2002
PIMCO VIT High Yield - Admin.        4/30/1998
Class PIMCO VIT StocksPLUS Growth and  1/22/01
 Income
PIMCO VIT Total Return - Admin.     12/31/1997
 Class
USAZ PIMCO PEA Growth and Income     11/5/2001
USAZ PIMCO PEA Renaissance           11/5/2001
USAZ PIMCO PEA Value                 11/5/2001
Seligman Small-Cap Value - Class 1    5/1/1998
USAZ Money Market                     2/1/2000
USAZ Van Kampen Aggressive Growth     5/1/2001
USAZ Van Kampen Comstock              5/1/2001
USAZ Van Kampen Emerging Growth       5/1/2001
USAZ Van Kampen Growth and Income     5/1/2001
USAZ Van Kampen Growth                5/1/2001


--------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.





                       STATEMENT OF ADDITIONAL INFORMATION


                             USALLIANZ OPPORTUNITYTM
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
           ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (THE SEPARATE ACCOUNT)
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 1, 2003

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT, WHICH IS DATED THE SAME DATE AS THIS SAI. DEFINITIONS OF CAPITALIZED TERMS CAN BE FOUND IN THE INDEX OF TERMS IN THE PROSPECTUS. THE PROSPECTUS IS INCORPORATED IN THIS SAI BY REFERENCE.


THE PROSPECTUS FOR THE CONTRACT CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE CONTRACT PROSPECTUS, CALL OR WRITE US AT:


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                        152 WEST 57th STREET, 18th FLOOR
                               NEW YORK, NY 10019
                                 (800) 624-0197


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                 Page


Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal Charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Illustrations....................................  13
Federal Tax Status...............................  13
       General...................................  13
       Diversification...........................  13
        Multiple
       Contracts........................           14
       Contracts Owned by Other Than
           Natural Persons.......................  14
       Assignments, Pledges and
           Gratuitous Transfers..................  15
       Death Benefits............................  15
       Income Tax Withholding....................  15
       Required Distributions....................  15
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  16
       Qualified Contracts.......................   6
       Tax Treatment of Distributions -
           Qualified Contracts...................  18
Annuity Provisions...............................  19
       Fixed Annuity Payout......................  19
       Variable Annuity Payout...................  19
       Annuity Unit Value........................  19
Financial Statements.............................  20
Appendix A - Illustrations.......................  21

                                                                   OPPSAI-0503

 ALLIANZ LIFE OF NEW YORK
--------------------------------------------------------------------------------

Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York, is a stock life insurance company organized under the laws of the state of New York. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz AG"). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance.

RATINGS AGENCIES
--------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life of New York and on the rating categories that have been established by the agencies, contact your registered representative.


EXPERTS


The financial statements of Allianz Life of NY Variable Account C, formerly Preferred Life Variable Account C, as of and for the year ended December 31, 2002 and the financial statements of Allianz Life of New York as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.



LEGAL OPINIONS

Stewart D. Gregg, Senior Counsel to Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR


USAllianz Investor Services, LLC, an affiliate of Allianz Life of New York, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase
  Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of the reductions in charges for sales is contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA


TOTAL RETURN

From time to time, we may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the operating expenses of the Investment Options, any applicable withdrawal charge and contract maintenance charge ("Standardized Total Return"). The withdrawal charge and contract maintenance charge deductions are calculated assuming a Contract is fully withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           P(1+T)n = ERV

where:

           P      = a hypothetical initial payment of $1,000;

           T      = average annual total return;

           N      = number of years;

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

We may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. We may also advertise cumulative and average total return information over different periods of time. We may also present performance information computed on a different basis ("Non-Standardized Total Return"). Any non-standardized performance information will be accompanied by standardized performance information, if available.

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

THE USAZ MONEY MARKET FUND ("Money Market Fund"). We may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts may be reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subacount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, the deduction of the mortality and expense risk charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2002, the USAZ Money Market Fund had the following yields:


                     LOWEST M&E CHARGE OF 1.90%  HIGHEST M&E CHARGE OF 2.10%
  Current Yield                  -1.25%                         -1.45%
  Effective Yield                -1.24%                         -1.44%


OTHER INVESTMENT OPTIONS. We may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the mortality and expense risk charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((A-B) + 1)6 - 1]
                                       cd
where:

     a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;

     b  = expenses accrued for the period (net of reimbursements);

     c = the average daily number of Accumulation Units outstanding during the period;

     d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. Allianz Life of New York does not currently advertise yield information for any subaccount (other than the Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. This information is for periods prior to when the Contracts were first offered, and have been adjusted to reflect Contract expenses. Bonus amounts may be reflected in certain performance presentations for any period commencing on the date the Contracts were first offered.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the prospectus. For more information about share classes, see the Investment Option Prospectuses.


Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.


The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Acount inception or, if later, the date that a particular Investment Option was added to the Separate Account (subaccount inception date).

Charts C and D on the following pages reflect Accumulation Unit performance from Investment Option inception, which may pre-date Separate Account inception and assumes that the Accumulation Units were fully invested in each of the Investment Options from the Investment Option inception dates listed on the table.


o Charts A and C are for Contracts with the Traditional Death Benefit (the lowest M&E charge of 1.90%);

o Charts B and D are for Contracts with the Enhanced Death Benefit (the highest M&E charge of 2.10%); and

Chart E reflects performance of the Investment Options and does not include any Contract expenses.

----------------------------------------- -------------------- ---------------------------- ------------------------------
            PRODUCT FEATURE                   M&E CHARGE           ACTUAL PERFORMANCE         HYPOTHETICAL PERFORMANCE
----------------------------------------- -------------------- ---------------------------- ------------------------------
----------------------------------------- -------------------- ---------------------------- ------------------------------
       Traditional Death Benefit                 1.90%                   Chart A                       Chart C
----------------------------------------- -------------------- ---------------------------- ------------------------------
----------------------------------------- -------------------- ---------------------------- ------------------------------
         Enhanced Death Benefit                  2.10%                   Chart B                       Chart D
----------------------------------------- -------------------- ---------------------------- ------------------------------

--------------------------------------------------------------------------------------------------------------------------

The performance figures in Column I represents performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge and the operating expenses of the Investment Options. Column II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Past performance does not guarantee future results. The Charts do not include any bonus amount.


     CHART A      - CONTRACTS WITH TRADITIONAL DEATH BENEFIT (NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31, 2002:                                             ACTUAL

                                                         COLUMN I                                   COLUMN II
---------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE       THREE FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR       YEAR  YEAR   YEAR   INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
---------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A    -24.6     N/A      N/A     N/A      N/A -32.35
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A    -20.1     N/A      N/A     N/A      N/A -27.85
USAZ AIM Dent Demograpic Trend       5/1/2002     N/A      N/A     N/A      N/A   -24.76     N/A      N/A     N/A      N/A -32.51
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -19.43     N/A      N/A     N/A      N/A -27.18
USAZ AllianceBernstein Growth and   11/5/2001  -25.61      N/A     N/A      N/A    -19.7  -33.36      N/A     N/A      N/A -26.79
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.01      N/A     N/A      N/A   -25.22  -39.76      N/A     N/A      N/A -32.38
Growth
USAZ AllianceBernstein Technology   11/5/2001  -42.24      N/A     N/A      N/A   -33.91  -49.99      N/A     N/A      N/A -41.22
Davis VA Financial                  1/22/2001  -18.41      N/A     N/A      N/A    -13.6  -26.16      N/A     N/A      N/A -18.35
Davis VA Value                      1/22/2001  -17.84      N/A     N/A      N/A   -14.99  -25.59      N/A     N/A      N/A -19.82
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.22     N/A      N/A     N/A      N/A -31.97
Dreyfus Stock Index                  5/1/2002     N/A      N/A     N/A      N/A   -19.38     N/A      N/A     N/A      N/A -27.13

Franklin Global Communications      1/24/1989  -34.78   -33.27  -15.06    -3.49     0.64  -42.53   -39.77  -17.75    -3.57   0.58
Securities - Class 21,2
Franklin Growth and Income          1/24/1989   -17.3    -2.87   -0.73     6.26     6.04  -25.05    -5.75   -2.16     6.19   5.97
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989  -11.65    -8.36   -5.72     1.55     3.05  -19.40   -11.62   -7.49     1.47   2.98
Franklin Income Securities          1/24/1989   -2.48     4.15     1.6     5.73     7.08  -10.23     1.65    0.29     5.65   7.02
Franklin Large Cap Growth            5/1/1996  -24.63   -12.16    0.59      N/A     4.49  -32.38   -15.71   -0.75      N/A   3.89
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989    0.15    11.03    0.52     7.97     7.57   -7.60     8.83   -0.86     7.91   7.51
Franklin Rising Dividends           1/27/1992   -3.44     8.42    3.37     7.86     7.92  -11.19     6.11    2.15     7.78   7.85
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995  -30.03   -21.34   -1.85      N/A     4.24  -37.78   -25.84   -3.33      N/A   3.77
Franklin Small Cap Value             5/1/1998  -10.97     6.83     N/A      N/A    -1.47  -18.72     4.46     N/A      N/A  -3.06
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989    7.71     7.44    4.87     5.03      5.8   -0.04     5.08    3.71     4.95   5.73
Franklin Zero Coupon 2005 - Class 1 3/14/1989    8.03     8.44    5.39     6.67     7.75    0.28     6.13    4.25     6.60   7.69
Franklin Zero Coupon 2010 - Class 1 3/14/1989   17.84    12.46    6.58     8.51     8.93   10.09    10.32    5.49     8.44   8.87
Mutual Discovery Securities -       11/8/1996   -11.1    -1.86    1.32      N/A     3.99  -18.85    -4.68    0.00      N/A   3.29
Class 21,2
Mutual Shares Securities - Class    11/8/1996  -13.47     0.32    2.02      N/A     4.59  -21.22    -2.37    0.73      N/A   3.91
21,2
Templeton Developing Markets        3/04/1996   -2.03    -15.2   -6.63      N/A    -3.67   -9.78   -19.05   -8.48      N/A  -4.20
Securities - Class 21,2,3
Templeton Foreign Securities        5/1/1992   -20.09   -15.04   -4.72     3.47     2.79  -27.84   -18.86   -6.40     3.41   2.72
Templeton Growth Securities         3/15/1994  -20.02     -8.3   -0.46      N/A     4.36  -27.77   -11.55   -1.86      N/A   4.06
USAZ Templeton Developed Markets    11/5/2001  -15.52      N/A     N/A      N/A   -11.96  -23.27      N/A     N/A      N/A -18.94
Jennison 20/20 Focus                 5/1/2002     N/A      N/A     N/A      N/A   -18.82     N/A      N/A     N/A      N/A -26.57
SP Jennison International Growth    12/15/2000 -24.29      N/A     N/A      N/A    -30.6  -32.04      N/A     N/A      N/A -36.55
SP Strategic Partners Focused       12/15/2000 -26.92      N/A     N/A      N/A   -23.85  -34.67      N/A     N/A      N/A -29.19
Growth
Oppenheimer Global Securities/VA    1/22/2001   -23.6      N/A     N/A      N/A    -19.4  -31.35      N/A     N/A      N/A -24.49
Oppenheimer High Income/VA          1/22/2001   -4.23      N/A     N/A      N/A    -5.04  -11.98      N/A     N/A      N/A  -9.38
Oppenheimer Main Street/VA          1/22/2001  -20.33      N/A     N/A      N/A   -17.26  -28.08      N/A     N/A      N/A -22.23
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.12     N/A      N/A     N/A      N/A -27.87
PIMCO VIT High Yield - Admin. Class 1/22/2001   -3.07      N/A     N/A      N/A    -2.69  -10.82      N/A     N/A      N/A  -6.92
PIMCO VIT StocksPLUS Growth and     1/22/2001  -21.72      N/A     N/A      N/A   -18.69  -29.47      N/A     N/A      N/A -23.74
Income
PIMCO VIT Total Return - Admin.     1/22/2001    7.02      N/A     N/A      N/A     6.95   -0.73      N/A     N/A      N/A   3.08
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.41      N/A     N/A      N/A   -17.01  -28.16      N/A     N/A      N/A -24.05
USAZ PIMCO PEA Renaissance          11/5/2001  -26.49      N/A     N/A      N/A    -16.9  -34.24      N/A     N/A      N/A -23.95
USAZ PIMCO PEA Value                11/5/2001  -26.32      N/A     N/A      N/A   -17.11  -34.07      N/A     N/A      N/A -24.16
Seligman Small-Cap Value - Class 1  1/22/2001  -16.96      N/A     N/A      N/A    -0.43  -24.71      N/A     N/A      N/A  -4.57
USAZ Money Market                   1/22/2001   -1.05      N/A     N/A      N/A     0.02   -8.80      N/A     N/A      N/A  -4.10
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.62      N/A     N/A      N/A   -31.58  -41.37      N/A     N/A      N/A -37.81
USAZ Van Kampen Comstock             5/1/2001  -21.38      N/A     N/A      N/A   -17.02  -29.13      N/A     N/A      N/A -22.45
USAZ Van Kampen Emerging Growth      5/1/2001  -33.59      N/A     N/A      N/A   -26.04  -41.34      N/A     N/A      N/A -31.93
USAZ Van Kampen Growth and Income    5/1/2001  -16.31      N/A     N/A      N/A    -12.1  -24.06      N/A     N/A      N/A -17.32
USAZ Van Kampen Growth               5/1/2001  -25.67      N/A     N/A      N/A   -18.88  -33.42      N/A     N/A      N/A -24.40
----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.


     CHART B      - CONTRACTS WITH ENHANCED DEATH BENEFIT(NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31,
2002                                                                   ACTUAL

                                                         COLUMN I                                   COLUMN II
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE    THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR    YEAR     YEAR     YEAR   INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002      N/A    N/A        N/A     N/A    -24.7      N/A    N/A     N/A    N/A    -32.45
USAZ AIM Blue Chip                   5/1/2002      N/A    N/A        N/A     N/A   -20.21      N/A    N/A     N/A    N/A    -27.96
USAZ AIM Dent Demograpic Trend       5/1/2002      N/A    N/A        N/A     N/A   -24.86      N/A    N/A     N/A    N/A    -32.61
USAZ AIM International Equity        5/1/2002      N/A    N/A        N/A     N/A   -19.54      N/A    N/A     N/A    N/A    -27.29
USAZ AllianceBernstein Growth and   11/5/2001   -25.75    N/A        N/A     N/A   -19.86   -33.50    N/A     N/A    N/A    -26.95
Income
USAZ AllianceBernstein Large Cap    11/5/2001   -32.14    N/A        N/A     N/A   -25.36   -39.89    N/A     N/A    N/A    -32.53
Growth
USAZ AllianceBernstein Technology   11/5/2001   -42.36    N/A        N/A     N/A   -34.04   -50.11    N/A     N/A    N/A    -41.35
Davis VA Financial                  1/22/2001   -18.57    N/A        N/A     N/A   -13.77   -26.32    N/A     N/A    N/A    -18.54
Davis VA Value                      1/22/2001      -18    N/A        N/A     N/A   -15.16   -25.75    N/A     N/A    N/A    -20.00
Dreyfus IP Small Cap Stock Index     5/1/2002      N/A    N/A        N/A     N/A   -24.32      N/A    N/A     N/A    N/A    -32.07
Dreyfus Stock Index                  5/1/2002      N/A    N/A        N/A     N/A   -19.49      N/A    N/A     N/A    N/A    -27.24
Franklin Global Communications      1/24/1989   -34.91  -33.4     -15.23   -3.69     0.44   -42.66 -39.93  -17.95  -3.77      0.38
Securities - Class 21,2
Franklin Growth and Income          1/24/1989   -17.47  -3.06      -0.93    6.05     5.83   -25.22  -5.95   -2.37   5.98      5.76
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989   -11.83  -8.54      -5.91    1.35     2.84   -19.58 -11.82   -7.69   1.27      2.77
Franklin Income Securities          1/24/1989    -2.67   3.94        1.4    5.52     6.87   -10.42   1.43    0.07   5.44      6.81
Franklin Large Cap Growth            5/1/1996   -24.78 -12.34       0.39     N/A     4.29   -32.53 -15.90   -0.97    N/A      3.67
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989    -0.05  10.81       0.32    7.76     7.36    -7.80   8.60   -1.07   7.69      7.29
Franklin Rising Dividends           1/27/1992    -3.63    8.2       3.17    7.64     7.71   -11.38   5.89    1.93   7.57      7.63
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995   -30.16  -21.5      -2.05     N/A     4.04   -37.91 -26.02   -3.54    N/A      3.56
Franklin Small Cap Value             5/1/1998   -11.15   6.62        N/A     N/A    -1.67   -18.90   4.24     N/A    N/A     -3.27
Securities - Class 21,2
Franklin U.S. Government - Class    3/14/1989     7.49   7.22       4.66    4.82     5.59    -0.26   4.86    3.49   4.74      5.52
22
Franklin Zero Coupon 2005 - Class   3/14/1989     7.82   8.22       5.18    6.46     7.54     0.07   5.91    4.03   6.39      7.47
1
Franklin Zero Coupon 2010 - Class   3/14/1989    17.61  12.24       6.37    8.29     8.71     9.86  10.08    5.27   8.22      8.65
1
Mutual Discovery Securities -       11/8/1996   -11.28  -2.05       1.12     N/A     3.79   -19.03  -4.89   -0.21    N/A      3.08
Class 21,2
Mutual Shares Securities - Class    11/8/1996   -13.64   0.12       1.82     N/A     4.38   -21.39  -2.58    0.52    N/A      3.69
21,2
Templeton Developing Markets        3/04/1996    -2.22 -15.37      -6.82     N/A    -3.86    -9.97 -19.24   -8.68    N/A     -4.40
Securities - Class 21,2,3
Templeton Foreign Securities        5/1/1992    -20.25 -15.21      -4.91    3.27     2.58   -28.00 -19.04   -6.60   3.20      2.51
Templeton Growth Securities         3/15/1994   -20.18  -8.49      -0.65     N/A     4.15   -27.93 -11.75   -2.08    N/A      3.85
USAZ Templeton Developed Markets    11/5/2001   -15.69    N/A        N/A     N/A   -12.13   -23.44    N/A     N/A    N/A    -19.12
Jennison 20/20 Focus                 5/1/2002      N/A    N/A        N/A     N/A   -18.93      N/A    N/A     N/A    N/A    -26.68
SP Jennison International Growth   12/15/2000   -24.44    N/A        N/A     N/A   -30.74   -32.19    N/A     N/A    N/A    -36.70
SP Strategic Partners Focused      12/15/2000   -27.07    N/A        N/A     N/A      -24   -34.82    N/A     N/A    N/A    -29.36
Growth
Oppenheimer Global Securities/VA    1/22/2001   -23.75    N/A        N/A     N/A   -19.56   -31.50    N/A     N/A    N/A    -24.66
Oppenheimer High Income/VA          1/22/2001    -4.42    N/A        N/A     N/A    -5.23   -12.17    N/A     N/A    N/A     -9.57
Oppenheimer Main Street/VA          1/22/2001   -20.48    N/A        N/A     N/A   -17.43   -28.23    N/A     N/A    N/A    -22.40
USAZ Oppenheimer Emerging Growth     5/1/2002      N/A    N/A        N/A     N/A   -20.23      N/A    N/A     N/A    N/A    -27.98
PIMCO VIT High Yield - Admin.       1/22/2001    -3.27    N/A        N/A     N/A    -2.88   -11.02    N/A     N/A    N/A     -7.12
Class
PIMCO VIT StocksPLUS Growth and     1/22/2001   -21.88    N/A        N/A     N/A   -18.85   -29.63    N/A     N/A    N/A    -23.91
Income
PIMCO VIT Total Return - Admin.     1/22/2001     6.81    N/A        N/A     N/A     6.74    -0.94    N/A     N/A    N/A      2.86
Class
USAZ PIMCO PEA Growth and Income    11/5/2001   -20.57    N/A        N/A     N/A   -17.17   -28.32    N/A     N/A    N/A    -24.22
USAZ PIMCO PEA Renaissance          11/5/2001   -26.64    N/A        N/A     N/A   -17.07   -34.39    N/A     N/A    N/A    -24.12
USAZ PIMCO PEA Value                11/5/2001   -26.46    N/A        N/A     N/A   -17.27   -34.21    N/A     N/A    N/A    -24.33
Seligman Small-Cap Value - Class 1  1/22/2001   -17.13    N/A        N/A     N/A    -0.63   -24.88    N/A     N/A    N/A     -4.78
USAZ Money Market                   1/22/2001    -1.25    N/A        N/A     N/A    -0.18    -9.00    N/A     N/A    N/A     -4.31
USAZ Van Kampen Aggressive Growth    5/1/2001   -33.75    N/A        N/A     N/A   -31.72   -41.50    N/A     N/A    N/A    -37.96
USAZ Van Kampen Comstock             5/1/2001   -21.54    N/A        N/A     N/A   -17.18   -29.29    N/A     N/A    N/A    -22.62
USAZ Van Kampen Emerging Growth      5/1/2001   -33.73    N/A        N/A     N/A   -26.19   -41.48    N/A     N/A    N/A    -32.09
USAZ Van Kampen Growth and Income    5/1/2001   -16.48    N/A        N/A     N/A   -12.28   -24.23    N/A     N/A    N/A    -17.51
USAZ Van Kampen Growth               5/1/2001   -25.82    N/A        N/A     N/A   -19.04   -33.57    N/A     N/A    N/A    -24.57
-----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.


     CHART C      - CONTRACTS WITH TRADITIONAL DEATH BENEFIT (NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31,
2002:                                                                   HYPOTHETICAL

                                                         COLUMN I                                   COLUMN II
---------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE       THREE FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR       YEAR           YEAR     YEAR
INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
---------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -24.60     N/A      N/A     N/A      N/A -32.35
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -20.10     N/A      N/A     N/A      N/A -27.85
USAZ AIM Dent Demograpic Trend       5/1/2002     N/A      N/A     N/A      N/A   -24.76     N/A      N/A     N/A      N/A -32.51
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -19.43     N/A      N/A     N/A      N/A -27.18
USAZ AllianceBernstein Growth and   11/5/2001  -25.61      N/A     N/A      N/A   -19.70  -33.36      N/A     N/A      N/A -26.79
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.01      N/A     N/A      N/A   -25.22  -39.76      N/A     N/A      N/A -32.38
Growth
USAZ AllianceBernstein Technology   11/5/2001  -42.24      N/A     N/A      N/A   -33.91  -49.99      N/A     N/A      N/A -41.22
Davis VA Financial                   7/1/1999  -18.41    -2.67     N/A      N/A    -4.60  -26.16    -5.53     N/A      N/A  -7.11
Davis VA Value                       7/1/1999  -17.84    -8.16     N/A      N/A    -6.59  -25.59   -11.39     N/A      N/A  -9.23
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.22     N/A      N/A     N/A      N/A -31.97
Dreyfus Stock Index                 12/29/2000 -24.18      N/A     N/A      N/A   -19.26  -31.93      N/A     N/A      N/A -24.32
Franklin Global Communications      1/24/1989  -34.78   -33.27  -15.06    -3.49     0.64  -42.53   -39.77  -17.75    -3.57   0.58
Securities - Class 21,2
Franklin Growth and Income          1/24/1989  -17.30    -2.87   -0.73     6.26     6.04  -25.05    -5.75   -2.16     6.19   5.97
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989  -11.65    -8.36   -5.72     1.55     3.05   -19.4   -11.62   -7.49     1.47   2.98
Franklin Income Securities          1/24/1989   -2.48     4.15    1.60     5.73     7.08  -10.23     1.65    0.29     5.65   7.02
Franklin Large Cap Growth            5/1/1996  -24.63   -12.16    0.59      N/A     4.49  -32.38   -15.71   -0.75      N/A   3.89
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989    0.15    11.03    0.52     7.97     7.57    -7.6     8.83   -0.86     7.91   7.51
Franklin Rising Dividends           1/27/1992   -3.44     8.42    3.37     7.86     7.92  -11.19     6.11    2.15     7.78   7.85
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995  -30.03   -21.34   -1.85      N/A     4.24  -37.78   -25.84   -3.33      N/A   3.77
Franklin Small Cap Value             5/1/1998  -10.97     6.83     N/A      N/A    -1.47  -18.72     4.46     N/A      N/A  -3.06
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989    7.71     7.44    4.87     5.03     5.80   -0.04     5.08    3.71     4.95   5.73
Franklin Zero Coupon 2005 - Class 1 3/14/1989    8.03     8.44    5.39     6.67     7.75    0.28     6.13    4.25      6.6   7.69
Franklin Zero Coupon 2010 - Class 1 3/14/1989   17.84    12.46    6.58     8.51     8.93   10.09    10.32    5.49     8.44   8.87
Mutual Discovery Securities -       11/8/1996  -11.10    -1.86    1.32      N/A     3.99  -18.85    -4.68       0      N/A   3.29
Class 21,2
Mutual Shares Securities - Class    11/8/1996  -13.47     0.32    2.02      N/A     4.59  -21.22    -2.37    0.73      N/A   3.91
21,2
Templeton Developing Markets        3/04/1996   -2.03   -15.20   -6.63      N/A    -3.67   -9.78   -19.05   -8.48      N/A   -4.2
Securities - Class 21,2,3
Templeton Foreign Securities         5/1/1992  -20.09   -15.04   -4.72     3.47     2.79  -27.84   -18.86    -6.4     3.41   2.72
Templeton Growth Securities         3/15/1994  -20.02    -8.30   -0.46      N/A     4.36  -27.77   -11.55   -1.86      N/A   4.06
USAZ Templeton Developed Markets    11/5/2001  -15.52      N/A     N/A      N/A   -11.96  -23.27      N/A     N/A      N/A -18.94
Jennison 20/20 Focus                12/15/2000 -24.03      N/A     N/A      N/A   -12.48  -31.78      N/A     N/A      N/A -17.06
SP Jennison International Growth    12/15/2000 -24.29      N/A     N/A      N/A   -30.60  -32.04      N/A     N/A      N/A -36.55
SP Strategic Partners Focused       12/15/2000 -26.92      N/A     N/A      N/A   -23.85  -34.67      N/A     N/A      N/A -29.19
Growth
Oppenheimer Global Securities/VA    11/12/1990 -23.60   -12.07    3.43     9.81     7.32  -31.35   -15.61    2.23     9.76   7.26
Oppenheimer High Income/VA          4/30/1986   -4.23    -3.28   -1.84     4.67     7.12  -11.98    -6.19   -3.35      4.6   7.07
Oppenheimer Main Street/VA           7/5/1995  -20.33   -14.34   -5.06      N/A     6.62  -28.08   -18.09   -6.77      N/A   6.24
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.12     N/A      N/A     N/A      N/A -27.87
PIMCO VIT High Yield - Admin. Class 4/30/1998   -3.07    -1.81     N/A      N/A    -0.83  -10.82    -4.63     N/A      N/A  -2.37
PIMCO VIT StocksPLUS Growth and     12/31/1997 -21.72   -15.58   -1.94      N/A    -1.94  -29.47   -19.45   -3.43      N/A  -3.43
Income
PIMCO VIT Total Return - Admin.     12/31/1997   7.02     7.16    5.05      N/A     5.04   -0.73     4.79    3.89      N/A   3.89
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.41      N/A     N/A      N/A   -17.01  -28.16      N/A     N/A      N/A -24.05
USAZ PIMCO PEA Renaissance          11/5/2001  -26.49      N/A     N/A      N/A   -16.90  -34.24      N/A     N/A      N/A -23.95
USAZ PIMCO PEA Value                11/5/2001  -26.32      N/A     N/A      N/A   -17.11  -34.07      N/A     N/A      N/A -24.16
Seligman Small-Cap Value - Class 1   5/1/1998  -16.96     9.51     N/A      N/A     7.93  -24.71     7.26     N/A      N/A    6.8
USAZ Money Market                    2/1/2000   -1.05      N/A     N/A      N/A     1.24    -8.8      N/A     N/A      N/A  -1.49
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.62      N/A     N/A      N/A   -31.58  -41.37      N/A     N/A      N/A -37.81
USAZ Van Kampen Comstock             5/1/2001  -21.38      N/A     N/A      N/A   -17.02  -29.13      N/A     N/A      N/A -22.45
USAZ Van Kampen Emerging Growth      5/1/2001  -33.59      N/A     N/A      N/A   -26.04  -41.34      N/A     N/A      N/A -31.93
USAZ Van Kampen Growth and Income    5/1/2001  -16.31      N/A     N/A      N/A   -12.10  -24.06      N/A     N/A      N/A -17.32
USAZ Van Kampen Growth               5/1/2001  -25.67      N/A     N/A      N/A   -18.88  -33.42      N/A     N/A      N/A  -24.4
----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.


     CHART D  - CONTRACTS WITH ENHANCED DEATH BENEFIT(NO BONUS AMOUNTS REFLECTED)

Total Return for the periods ended December 31,
2002                                                                   HYPOTHETICAL

                                                         COLUMN I                                   COLUMN II
-----------------------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION    ONE   THREE    FIVE       TEN     SINCE    ONE       THREE FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE      YEAR   YEAR     YEAR      YEAR   INCEPTION YEAR       YEAR           YEAR     YEAR
INCEPTION
                                                 %      %        %         %        %       %       %        %        %       %
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -24.70     N/A      N/A     N/A      N/A -32.45
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -20.21     N/A      N/A     N/A      N/A -27.96
USAZ AIM Dent Demograpic Trend       5/1/2002     N/A      N/A     N/A      N/A   -24.86     N/A      N/A     N/A      N/A -32.61
USAZ AIM International Equity        5/1/2002     N/A      N/A     N/A      N/A   -19.54     N/A      N/A     N/A      N/A -27.29
USAZ AllianceBernstein Growth and   11/5/2001  -25.75      N/A     N/A      N/A   -19.86   -33.5      N/A     N/A      N/A -26.95
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -32.14      N/A     N/A      N/A   -25.36  -39.89      N/A     N/A      N/A -32.53
Growth
USAZ AllianceBernstein Technology   11/5/2001  -42.36      N/A     N/A      N/A   -34.04  -50.11      N/A     N/A      N/A -41.35
Davis VA Financial                   7/1/1999  -18.57    -2.86     N/A      N/A    -4.79  -26.32    -5.74     N/A      N/A  -7.31
Davis VA Value                       7/1/1999  -18.00    -8.34     N/A      N/A    -6.77  -25.75   -11.59     N/A      N/A  -9.43
Dreyfus IP Small Cap Stock Index     5/1/2002     N/A      N/A     N/A      N/A   -24.32     N/A      N/A     N/A      N/A -32.07
Dreyfus Stock Index                 12/29/2000 -24.33      N/A     N/A      N/A   -19.42  -32.08      N/A     N/A      N/A -24.49
Franklin Global Communications      1/24/1989  -34.91   -33.40  -15.23    -3.69     0.44  -42.66   -39.93  -17.95    -3.77   0.38
Securities - Class 21,2
Franklin Growth and Income          1/24/1989  -17.47    -3.06   -0.93     6.05     5.83  -25.22    -5.95   -2.37     5.98   5.76
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989  -11.83    -8.54   -5.91     1.35     2.84  -19.58   -11.82   -7.69     1.27   2.77
Franklin Income Securities          1/24/1989   -2.67     3.94    1.40     5.52     6.87  -10.42     1.43    0.07     5.44   6.81
Franklin Large Cap Growth            5/1/1996  -24.78   -12.34    0.39      N/A     4.29  -32.53    -15.9   -0.97      N/A   3.67
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989   -0.05    10.81    0.32     7.76     7.36    -7.8      8.6   -1.07     7.69   7.29
Franklin Rising Dividends           1/27/1992   -3.63     8.20    3.17     7.64     7.71  -11.38     5.89    1.93     7.57   7.63
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995  -30.16   -21.50   -2.05      N/A     4.04  -37.91   -26.02   -3.54      N/A   3.56
Franklin Small Cap Value             5/1/1998  -11.15     6.62     N/A      N/A    -1.67   -18.9     4.24     N/A      N/A  -3.27
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989    7.49     7.22    4.66     4.82     5.59   -0.26     4.86    3.49     4.74   5.52
Franklin Zero Coupon 2005 - Class 1 3/14/1989    7.82     8.22    5.18     6.46     7.54    0.07     5.91    4.03     6.39   7.47
Franklin Zero Coupon 2010 - Class 1 3/14/1989   17.61    12.24    6.37     8.29     8.71    9.86    10.08    5.27     8.22   8.65
Mutual Discovery Securities -       11/8/1996  -11.28    -2.05    1.12      N/A     3.79  -19.03    -4.89   -0.21      N/A   3.08
Class 21,2
Mutual Shares Securities - Class    11/8/1996  -13.64     0.12    1.82      N/A     4.38  -21.39    -2.58    0.52      N/A   3.69
21,2
Templeton Developing Markets        3/04/1996   -2.22   -15.37   -6.82      N/A    -3.86   -9.97   -19.24   -8.68      N/A   -4.4
Securities - Class 21,2,3
Templeton Foreign Securities         5/1/1992  -20.25   -15.21   -4.91     3.27     2.58     -28   -19.04    -6.6      3.2   2.51
Templeont Growth Securities         3/15/1994  -20.18    -8.49   -0.65      N/A     4.15  -27.93   -11.75   -2.08      N/A   3.85
USAZ Templeton Developed Markets    11/5/2001  -15.69      N/A     N/A      N/A   -12.13  -23.44      N/A     N/A      N/A -19.12
Jennison 20/20 Focus                12/15/2000 -24.19      N/A     N/A      N/A   -12.65  -31.94      N/A     N/A      N/A -17.24
SP Jennison International Growth    12/15/2000 -24.44      N/A     N/A      N/A   -30.74  -32.19      N/A     N/A      N/A  -36.7
SP Strategic Partners Focused       12/15/2000 -27.07      N/A     N/A      N/A   -24.00  -34.82      N/A     N/A      N/A -29.36
Growth
Oppenheimer Global Securities/VA    11/12/1990 -23.75   -12.25    3.22     9.59     7.11   -31.5    -15.8    2.01     9.54   7.04
Oppenheimer High Income/VA          4/30/1986   -4.42    -3.47   -2.04     4.46     6.91  -12.17     -6.4   -3.55     4.39   6.85
Oppenheimer Main Street/VA           7/5/1995  -20.48   -14.51   -5.25      N/A     6.41  -28.23   -18.27   -6.98      N/A   6.03
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -20.23     N/A      N/A     N/A      N/A -27.98
PIMCO VIT High Yield - Admin. Class 4/30/1998   -3.27    -2.00     N/A      N/A    -1.03  -11.02    -4.84     N/A      N/A  -2.58
PIMCO VIT StocksPLUS Growth and     12/31/1997 -21.88   -15.75   -2.14      N/A    -2.13  -29.63   -19.63   -3.64      N/A  -3.64
Income
PIMCO VIT Total Return - Admin.     12/31/1997   6.81     6.94    4.84      N/A     4.83   -0.94     4.57    3.68      N/A   3.67
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.57      N/A     N/A      N/A   -17.17  -28.32      N/A     N/A      N/A -24.22
USAZ PIMCO PEA Renaissance          11/5/2001  -26.64      N/A     N/A      N/A   -17.07  -34.39      N/A     N/A      N/A -24.12
USAZ PIMCO PEA Value                11/5/2001  -26.46      N/A     N/A      N/A   -17.27  -34.21      N/A     N/A      N/A -24.33
Seligman Small-Cap Value - Class 1   5/1/1998  -17.13     9.29     N/A      N/A     7.71  -24.88     7.03     N/A      N/A   6.58
USAZ Money Market                    2/1/2000   -1.25      N/A     N/A      N/A     1.04      -9      N/A     N/A      N/A   -1.7
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.75      N/A     N/A      N/A   -31.72   -41.5      N/A     N/A      N/A -37.96
USAZ Van Kampen Comstock             5/1/2001  -21.54      N/A     N/A      N/A   -17.18  -29.29      N/A     N/A      N/A -22.62
USAZ Van Kampen Emerging Growth      5/1/2001  -33.73      N/A     N/A      N/A   -26.19  -41.48      N/A     N/A      N/A -32.09
USAZ Van Kampen Growth and Income    5/1/2001  -16.48      N/A     N/A      N/A   -12.28  -24.23      N/A     N/A      N/A -17.51
USAZ Van Kampen Growth               5/1/2001  -25.82      N/A     N/A      N/A   -19.04  -33.57      N/A     N/A      N/A -24.57
----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.


     CHART E      - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2002
______________________________________________________________________________________________________
                                                 INVESTMENT     ONE       FIVE       TEN       SINCE
INVESTMENT OPTION                                  OPTION      YEAR       YEAR      YEAR     INCEPTION
                                               INCEPTION DATE    %          %         %           %
                                   ____________________________________________________________________

USAZ AIM Basic Value                                 5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip                                   5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demograpic Trend                       5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity                        5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index                     5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index                                12/29/2000   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
21,2
Franklin Growth and Income Securities - Class 21,2  1/24/1989   -15.73%     1.16%     8.29%       8.05%
Franklin High Income - Class 21,2                   1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities                          1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 21,2    5/1/1996   -23.20%     2.51%       N/A       6.49%
Franklin Real Estate - Class 21,2                   1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 21,2   1/27/1992    -1.59%     5.34%     9.92%       9.98%
Franklin Small Cap - Class 21,2                     11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 21,2     5/1/1998    -9.27%       N/A       N/A       0.41%
Franklin U.S. Government - Class 22                 3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 1                 3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 1                 3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 21,2            11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 21,2               11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/04/1996    -0.15%    -4.85%       N/A      -1.82%
21,2,3
Templeton Foreign Securities                         5/1/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities                         3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus                               12/15/2000   -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                   12/15/2000   -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth               12/15/2000   -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                   11/12/1990   -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth                     5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth and Income             12/31/1997   -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class              12/31/1997     9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund becausese they were first offered under the Separate Account as of May 1, 2003.


The following Investment Option names have changed as of the date of this SAI as follows:


CURRENT NAME                                                  PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund                 USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund                  USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund                        USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio                    Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                               Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund                         USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                               USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                                     USAZ PIMCO Value Fund


ILLUSTRATIONS


We provide details regarding the types of illustrations available to customers in the prospectus (see Performance and Illustrations). The illustrations are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative. Samples of the types of illustrations we provide for this Contract are contained in the Appendix to this SAI.


FEDERAL TAX STATUS

Note: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


Allianz Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Allianz Life of New York, and its operations form a part of Allianz Life of New York.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contract will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.




CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain income dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the income date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-individual, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS


The Contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain Non-Qualified deferred compensation plans.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")


A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in ligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Distributions - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


ANNUITY PROVISIONS

FIXED ANNUITY PAYOUT


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by Allianz Life of New York and do not vary with the investment experience of an Investment Option. The fixed Account Value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Adjusted Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b. multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.


The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return (AIR) which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. You can choose a 3 or 4.5% AIR.


FINANCIAL STATEMENTS


The audited consolidated financial statements of Allianz Life of New York as of and for the year ended 2002, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended 2002 are also included herein.

                             APPENDIX A - ILLUSTRATIONS                     A-1

                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying investment options offered through the contract may affect contract values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the contract would hypothetically be worth, and how much the guaranteed death benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical contract date; (2) the customer had made the purchase payments shown; and (3) the customer had allocated the purchase payments to the investment options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

 This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

 Performance data for the investment options illustrated in this illustration reflects the deduction of the contract mortality and expense risk charge and contract maintenance charge. The fees and expenses of the underlying investment options which serve as funding vehicles are also reflected. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from cash surrender value figures that are illustrated, but not contract value figures. Please refer to the prospectus for full details on charges, expenses and fees.


STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return reflects the addition of the 6% bonus credited on net premium on contracts purchased prior to attained age 81. The bonus is shown from the date the contracts were first offered, on September 27, 2002. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.


The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the investment options selected, commencing on the hypothetical purchase date, and calculates the change in contract value from the beginning of the hypothetical period to the end of the period, adjusted for additional purchase payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the investment option and includes mortality & expense charges and investment option fees, but does not include withdrawal charges.

Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

-------------------------------------------------------------------------------


Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.


BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted up until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

We deduct a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, we deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $100,000.

We deduct a mortality and expense risk charge which varies depending upon the Death Benefit you choose. We also deduct a contract maintenance charge for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.


                               TRADITIONAL                 ENHANCED
                             DEATH BENEFIT                DEATH BENEFIT
 MORTALITY & EXPENSE            1.9%                           2.1%

The selection of the Traditional or Enhanced Death Benefit must be made at the time of initial Purchase Payment.

Traditional Death Benefit guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced Death Benefit guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals; or 3) highest anniversary value adjusted for subsequent withdrawals prior to age 81. The death benefit will only be paid if the owner dies during the accumulation phase.



If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after Contract year 9.

There are also daily investment Investment Option charges which currently range, on an annual basis, from 0.51% to 3.78% of the average daily value of the Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y
                                                                             A-3


The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment option(s). The Contract Value reflects all Investment Option expenses and all charges for the contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

 USAllianz products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                             A-4
                              USALLIANZ OPPORTUNITY


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes and without reflection of any bonus:

                                                          SINCE     DATE OF      SINCE             DATE OF
                                                    INVESTMENT OPTIO  SUBACCOUNT SUBACCOUNT    INVESTMENT OPTION
                          1 YEAR   5 YEAR    10 YEAR    INCEPTION    INCEPTION     INCEPTION   INCEPTION
USAZ MONEY MARKET FUND         *      *         *           *                                     5/1/2001
DAVIS VA FINANCIAL PORTFOLIO   *      *         *           *                                     5/1/2001
DAVIS VA VALUE PORTFOLIO      XXX%    XXX%      XXX%        XXX%                                 4/19/1995

Standardized average annual return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to Subaccount inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


       [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]











Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                            A-5
                              USALLIANZ OPPORTUNITY


PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type: Non-Qualified
                                     Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


------------------ ------ -------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
     END OF         AGE        ADJUSTED        PURCHASEPAYMENTSBONUS        CONTRACT    CASH SURRENDER                ANNUITY
-----------------         HISTORICAL AVERAGE                  AMOUNT          VALUE          VALUE          GMDB        VALUE
      YEAR                   ANNUAL RETURN
------------------ ------ -------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy       45          Xx.xx%        $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00
------------------

------------------ ------ ------------------- ----------- ---------------- ------------ ---------------- ------------ ----------



     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].







--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                            A-6
                              IMPORTANT DISCLOSURES
                  S&P 500 HYPOTHETICAL HISTORICAL ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how contract values, death benefits, and income benefits are affected by the underlying rate of return over an extended period of time. This illustration is based on historical rates of return of the Standard & Poor's 500 Composite Price Index (S&P500) and is not intended to serve as a projection or prediction of future investment income. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns. It illustrates how much the contract would hypothetically be worth, and how much the guaranteed death benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical contract date; (2) the customer had made the purchase payments shown; and (3) the customer had allocated the purchase payments to the investment options indicated.

To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

Rates of return reflect the deduction of the contract mortality and expense risk charge and contract maintenance charge. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from cash surrender value figures that are illustrated, but not contract value figures. Please refer to the prospectus for full details on charges, expenses and fees.

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.


BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted up until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

We deduct a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, we deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $100,000.

We deduct a mortality and expense risk charge which varies depending upon the Death Benefit you choose. We also deduct a contract maintenance charge for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.



                              TRADITIONAL                ENHANCED
                             DEATH BENEFIT              DEATH BENEFIT
 MORTALITY & EXPENSE              1.9%                     2.1%


The selection of the Traditional or Enhanced Death Benefit must be made at the time of initial Purchase Payment.

Traditional Death Benefit guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced Death Benefit guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals; or 3) highest anniversary value adjusted for subsequent withdrawals prior to age 81. The death benefit will only be paid if the owner dies during the accumulation phase.




If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after Contract year 9. There are also daily investment Investment Option charges which currently range, on an annual basis, from 0.51% to 3.78% of the average daily value of the Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option. This illustrations deducts ___%, the arithmetic average of the expenses of all available Investment Options.


This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.


The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment option(s). The Contract Value reflects all Investment Option expenses and all charges for the contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.


The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

 An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

 USAllianz products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                           A-8
                              USALLIANZ OPPORTUNITY


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                          EFFECT OF S&P 500 HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


------------------ ------ -------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
-----------------              ADJUSTED        PURCHASEPAYMENTBONUS/        CONTRACT    CASH SURRENDER                ANNUITY
     END OF         AGE   HISTORICAL AVERAGE                  AMOUNT          VALUE          VALUE          GMDB        VALUE
      YEAR                   ANNUAL RETURN
------------------ ------ -------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy       45          Xx.xx%        $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00
------------------

------------------ ------ ------------------- ----------- ---------------- ------------ ---------------- ------------ ----------


     This illustration is based upon adjusted historical S&P 500 returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Option. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].







-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                            A-9
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. THE PURPOSE OF THIS ILLUSTRATION IS TO DEMONSTRATE HOW A VARYING RATE OF RETURN MAY AFFECT CONTRACT VALUES, DEATH BENEFITS, AND INCOME BENEFITS OVER AN EXTENDED PERIOD OF TIME. THIS ILLUSTRATION IS BASED UPON HYPOTHETICAL FIXED RETURNS DURING THE PERIOD INDICATED. THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. IT ILLUSTRATES HOW MUCH THE CONTRACT WOULD HYPOTHETICALLY BE WORTH, AND HOW MUCH THE GUARANTEED DEATH BENEFIT AND GUARANTEED INCOME BENEFIT WOULD BE, BASED ON THE HYPOTHETICAL RATE OF RETURN ILLUSTRATED. NO REPRESENTATIONS ARE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable investment options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty.
Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

THE TAX TREATMENT OF DEATH BENEFIT PROCEEDS OF AN ANNUITY CONTRACT DIFFERS FROM THE TAX TREATMENT OF A LIFE INSURANCE POLICY. SEE YOUR TAX ADVISOR AND THE PROSPECTUS FOR FURTHER DETAILS.

Please read the prospectus for further information.


BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted up until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

We deduct a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, We deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if your Contract value is at least $100,000.



-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

We deduct a mortality and expense risk charge which varies depending upon the Death Benefit you choose. We also deduct a contract maintenance charge for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                              TRADITIONAL           ENHANCED
                             DEATH BENEFIT         DEATH BENEFIT
 MORTALITY & EXPENSE                 1.9%              2.1%

The selection of the Traditional or Enhanced Death Benefit must be made at the time of initial Purchase Payment.


Traditional Death Benefit guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.


Enhanced Death Benefit guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals; or 3) highest anniversary value adjusted for subsequent withdrawals prior to age 81. The death benefit will only be paid if the owner dies during the accumulation phase.





If you take money out of the Contract, we may assess a withdrawal charge . The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after Contract year 9.


There are also daily investment charges which currently range, on an annual basis, from 0.51% to 3.78% of the average daily value of the Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.


This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the contract is issued.

 The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment options. The Contract Value reflects all contract charges, and Investment Option expenses for the contract features selected but does not reflect the withdrawal charge. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a contact purchased by you may be worth more or less than your cost.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

 An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

 USAllianz products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

-------------------------------------------------------------------------------
                              USALLIANZ OPPORTUNITY

PREPARED FOR:                      CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                   Contract Type: Non-Qualified
                                   Death Benefit:
PERIOD BEGINNING:

                                                HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                 GROSS RATE OF RETURN X.XX%


        ---------- --------- ------------------- --------------- -------------- --------------- ------------- -------------- ------
                                                                                                              CASH             GMDB
        END OF       AGE       GROSS RATE OF        PURCHASE         BONUS       WITHDRAWALS      CONTRACT    SURRENDER
          YEAR                     RETURN          PAYMENTS/                                       VALUE      VALUE
                             ------------------                     AMOUNT

                               (NOT TO EXCEED
                                    12%)
        ---------- --------- ------------------- --------------- -------------- --------------- ------------- -------------- ------

        Mm/dd/yyyy    45           xx.xx%          $x,xxx.00       ($xxx.00)      $x,xxxx.00     $x,xxxx.00     $x,xxx.00
        ----------

        ---------- --------- ------------------- --------------- -------------- --------------- ------------- -------------- ------

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average Investment Option fee of .XXXX%. The 6% bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.

This illustration is not intended to serve as a projection or prediction of future returns.

        An illustration showing a hypothetical 0% gross rate of return is contained on the following page.























--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/xxxx                                                   Page x of y

                                                                            A-12
                              USALLIANZ OPPORTUNITY
PREPARED FOR:                  CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                               Contract Type: Non-Qualified
                               Death Benefit:
PERIOD BEGINNING:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                 GROSS RATE OF RETURN 0.00%


---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ --------------- -----
                                                                                                                              DEATH
---------     AGE         HYPOTHETICAL        PURCHASE       BONUS AMOUNT    WITHDRAWALS     CONTRACT VALUE   CASH SURRENDER BENEFIT
END OF                   GROSS RATE OF        PAYMENTS                                                            VALUE
  YEAR                       RETURN
---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ --------------- -----

Mm/dd/yyyy     45            xx.xx%           $x,xxx.00       ($xxx.00)       $x,xxxx.00       $x,xxxx.00       $x,xxx.00  $x,xxx.00
----------

---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ --------------- -----

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M & E charge and average Investment Option fee of .XXXX%. The 6% bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.


      [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]









-------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/xxxx                                                   Page x of y

                                                                        A-13
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 13th month of the Contract. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

The Contract provides that the Contract cannot be annuitized prior to 13 months after the contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 13 months after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable Investment Option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Of course, past performance of any investment option is not necessarily indicative of future results, and no representation is made as to the future performance of any investment option.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

As an alternative variable payout illustration, the Standard & Poor's 500 Composite Price Index (S&P500) or other recognized investment benchmark may be used to show how values may vary. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the Investment Option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable investment options.

The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 5% AIR is chosen there is a potential for a more rapid decrease in payments during the later years.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

xx/xx/xxxx                                                   Page x of y

STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary (except as indicated by the Annuity Option on the death of one of the Joint Annuitants).


BONUS: The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted up until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. As with all bonus annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

We deduct a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, We deduct a $30 contract maintenance charge from your Contract. We currently waive this charge if the Contract value is at least $100,000.


We deduct a mortality and expense risk charge which varies depending upon the Death Benefit you choose. We also deduct a contract maintenance charge for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                              TRADITIONAL              ENHANCED
                               DEATH BENEFIT            DEATH BENEFIT
 MORTALITY & EXPENSE              1.9%                    2.1%

The selection of the Traditional or Enhanced Death Benefit must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced Death Benefit guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals; or 3) highest anniversary value adjusted for subsequent withdrawals prior to age 81. The death benefit will only be paid if the owner dies during the accumulation phase.



If you take money out of the Contract, Allianz Life may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after Contract year 9.


There are also daily investment charges which currently range, on an annual basis, from 0.51% to 3.78% of the average daily value of the Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.


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


                                                                            A-15

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in.

 All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

 High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

 An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

 USAllianz products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

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


                                                                           A-16
                       STANDARDIZED AVERAGE ANNUAL RETURN
                      AND ADJUSTED INVESTMENT OPTION RETURN

 As of [12/31/2001], a one time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes and without reflection of any bonus:


                                                                       SINCE        DATE OF
                                                                    INVESTMENT     INVESTMENT    SINCE      DATE OF
                                                                       OPTION        OPTION    SUBACCOUNT  SUBACCOUNT
INVESTMENT OPTION                     1 YEAR    5 YEAR   10 YEARS   INCEPTION        INCEPTION   INCEPTION   INCEPTION
USAZ Van Kampen Growth Fund         XXX%     XXX%      *  XXX%


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Subaccount. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to Subaccount inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


          [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]











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valid without all pages.

xx/xx/xxxx                                                   Page x of y

                                                                           A-17
                              USALLIANZ OPPORTUNITY

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type:  Non-Qualified
PERIOD BEGINNING:                    Death Benefit:




                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS



ANNUITY OPTION:

Annuitization Age:    65, Male                   Annuity Value:    520,097.92
Federal Tax Rate:
28%
Assumed Investment Rate (AIR):
3.5%
Annuitization
Date:______________                               Cost Basis:        500,000.00
Contract Date: ____________________



  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                    ALLOCATION
  USAZ AIM BASIC VALUE FUND                                 90%     USAZ VAN KAMPEN GROWTH FUND                              10%



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   -------------------        PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
   PERIOD ENDING DATE                                                                                                     PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------




   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.






--------------------------------------------------------------------------------
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valid without all pages.

xx/xx/xxxx                                             Page x of y

                                                                          A-18
                              USALLIANZ OPPORTUNITY

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type:  Non-Qualified
PERIOD BEGINNING:                     Death  Benefit:




                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                      BASED UPON S&P 500 HISTORICAL RETURNS



ANNUITY OPTION:

Annuitization Age:        65, Male        Annuity Value: 520,097.92
Federal Tax Rate:
28%
Assumed Investment Rate (AIR):
3.5%
Annuitization
Date:______________                         Cost Basis: 500,000.00
Contract Date: ____________________

   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   -------------------        PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
   PERIOD ENDING DATE                                                                                                     PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

   --------------------

   --------------------

   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon S&P 500 historical returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Options. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter]..


--------------------------------------------------------------------------------













Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx                                                   Page x of y

                                                                           A-19
                              USALLIANZ OPPORTUNITY

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
PERIOD BEGINNING:                                    Death Benefit:


                         HYPOTHETICAL FIXED PAYOUT ANNUITIZATION



ANNUITY OPTION:

Annuitization Age:   65, Male                Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                            Cost Basis:         500,000.00
Contract Date:


           Monthly                  Exclusion     Taxable
             Payout                   Amount        Amount
              xxxxx.xx              xxxxx.xx      xxxxx.xx





This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your contract.

This illustration is not intended to serve as a projection or prediction of future returns.


















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Please see important disclosures on accompanying pages. This illustration is not valid without all pages.

 xx/xx/xxxx       Page x of y